UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2021

Georgia    •    Maryland    •    Missouri    •    North Carolina    •    Oregon South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

August 31, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the first two months of the 12-month period starting September 1, 2020, municipal bond prices fell and yields rose, driven in part by investor uncertainty ahead of the U.S. presidential election and Congress’ failure to pass a second COVID-19 pandemic stimulus bill — $400-$500 billion of which had been projected for state and local government assistance.

In November 2020, however, the municipal market reversed course, beginning a rally that would last through mid-February 2021. Joe Biden’s November victory in the U.S. presidential election eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven more than 90% effective in late-stage trials buoyed the markets as well. In December, the beginning of the COVID-19 vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the bond rally.

From mid-February through June 2021, however, bonds reversed course again — after approaching their record low interest rates from August 2020. Municipal and Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by a new, larger federal stimulus bill and accelerating progress on vaccinating the U.S. population. In late spring and early summer, higher than expected year-over-year inflation numbers also raised investor concerns and put further upward pressure on interest rates.

By July, however, the emergence of a new, more contagious Delta variant of COVID-19 and breakthrough cases in vaccinated people threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to U.S. Treasurys and municipal bonds as safe-haven assets, leading bond prices to rise and interest rates to fall in July.

In the final month of the period, bond prices declined once again as the municipal market was subject to competing forces. While Delta variant concerns continued to put upward pressure on bond prices, a combination of wage inflation and anticipation that the U.S. Federal Reserve would begin tapering its monthly bond purchases conspired to push bond prices down and municipal rates modesty higher as the period came to a close.

For the period as a whole, interest rates rose modestly in the 5- and 10-year areas of the municipal bond yield curve and declined slightly at the 30-year end of the curve, causing the curve to flatten. Across the curve, however, rates remained near historic lows. The Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, returned 3.40% for the 12-month period and municipal bonds outperformed Treasurys, as Treasury interest rates in the middle and long areas of the curve rose significantly more than municipal rates. Reflecting investors’ general optimism about an economic rebound and their search for yield in a low-yield environment, high yield municipal bonds outperformed investment-grade municipal bonds during the period.

Fund Performance

For the 12-month period ended August 31, 2021, the Maryland Fund’s Class A shares at net asset value (NAV) outperformed the 3.40% return of the Funds’ primary benchmark, the Index. All of the other Funds’ Class A shares at NAV underperformed the Index during the period.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more.

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 2.52%, underperforming the 3.40% return of the Index. Detractors from performance versus the Index included an underweight position, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; an underweight position in A rated bonds during a period when bonds rated A or lower outperformed higher rated bonds; and an underweight position in bonds with 22 years or more remaining to maturity, during a period when longer maturity bonds in general outperformed shorter maturity bonds.

In contrast, contributors to performance versus the Index included an overweight position in the health care sector, which was the best-performing sector in the Index during the period; an underweight position in AAA rated bonds; and security selections and an overweight position in insured Puerto Rico bonds. As Puerto Rico continued to work through debt restructuring proceedings, bonds issued by its various entities continued to be impacted by proposed recovery levels and current non-payment. Insured Puerto Rico bonds, however, continued to meet principal and interest obligations as insurers maintained adequate capital to meet their insured policies. As the period ended, Puerto Rico was continuing to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2021

Management’s Discussion of Fund Performance — continued

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 3.84%, outperforming the 3.40% return of the Index. Security selections and an overweight position in the health care sector, an overweight position in 4% coupon bonds, and overweight positions in bonds rated A and BBB all contributed to performance versus the Index during the period. In contrast, an overweight position in prerefunded, or escrowed, bonds; an overweight position in local general obligation (GO) bonds; and an underweight position in zero-coupon bonds all detracted from relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 2.72%, underperforming the 3.40% return of the Index. Detractors from performance versus the Index included an overweight position in GO bonds, security selections in zero-coupon bonds, and an underweight position in bonds with 22 years or more remaining to maturity. Contributors to performance relative to the Index included security selections and an overweight position in insured Puerto Rico bonds, an overweight position in the health care sector, and security selections in bonds rated A and BBB.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 2.82%, underperforming the 3.40% return of the Index. Detractors from returns versus the Index included an overweight position in prerefunded bonds, security selections in 4% coupon bonds, and an underweight position in A rated bonds. In contrast, performance versus the Index was helped by security selections and an overweight position in insured Puerto Rico bonds, an overweight position in the health care sector, and security selections in the transportation sector.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 2.23%, underperforming the 3.40% return of the Index. Detractors from performance relative to the Index included an overweight position in GO bonds, underweight positions in bonds rated A and BBB, and security selections in zero-coupon bonds. Performance versus the Index benefited from security selections and an overweight position in insured Puerto Rico bonds and security selections in the electric utilities sector.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 2.59%, underperforming the 3.40% return of the Index. An overweight position in prerefunded bonds, security selections in 4% coupon bonds, and an underweight position in bonds with 17 years or more remaining to maturity all detracted from returns relative to the Index. In contrast, contributors to performance versus the Index included security selections and an overweight position in insured Puerto Rico bonds, an overweight position in the health care sector, and security selections in the education sector.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 2.67%, underperforming the 3.40% return of the Index. Detractors from relative performance versus the Index included an overweight position in prerefunded bonds, an overweight position in AAA rated bonds, and security selections and an overweight position in the water and sewer sector. Contributors to performance relative to the Index included security selections in insured and uninsured Puerto Rico bonds, an overweight position in the health care sector, and an overweight position in bonds rated BBB and below, including nonrated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Manager as of August 31, 2021: Trevor G. Smith. Portfolio Managers effective October 1, 2021: Trevor G. Smith and Julie P. Callahan, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	12/23/1991	2.52%	2.55%	3.63%
Class A with 4.75% Maximum Sales Charge	—	—	–2.36	1.56	3.13

Class C at NAV	04/25/2006	12/23/1991	1.81	1.78	2.86
Class C with 1% Maximum Sales Charge	—	—	0.81	1.78	2.86

Class I at NAV	03/03/2008	12/23/1991	2.84	2.75	3.84

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg Georgia Municipal Bond Index	—	—	2.64	3.03	3.71

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.67%	1.42%	0.47%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.45%	0.69%	1.66%
Taxable-Equivalent Distribution Rate			2.71	1.29	3.11

SEC 30-day Yield			0.27	–0.46	0.48
Taxable-Equivalent SEC 30-day Yield			0.50	–0.86	0.89

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,258	N.A.
Class I	$250,000	08/31/2011	$364,353	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Managers as of August 31, 2021: Craig R. Brandon, CFA and Trevor G. Smith. Portfolio Manager effective October 1, 2021: Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/10/1993	02/03/1992	3.84%	2.69%	3.52%
Class A with 4.75% Maximum Sales Charge	—	—	–1.10	1.68	3.02

Class C at NAV	05/02/2006	02/03/1992	3.00	1.91	2.75
Class C with 1% Maximum Sales Charge	—	—	2.00	1.91	2.75

Class I at NAV	03/03/2008	02/03/1992	4.04	2.89	3.73

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg Maryland Municipal Bond Index	—	—	2.07	2.88	3.28

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.69%	1.45%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.50%	0.76%	1.71%
Taxable-Equivalent Distribution Rate			2.81	1.42	3.20

SEC 30-day Yield			0.52	–0.16	0.75
Taxable-Equivalent SEC 30-day Yield			0.98	–0.30	1.41

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,121	N.A.
Class I	$250,000	08/31/2011	$360,650	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Managers as of August 31, 2021: Cynthia J. Clemson and Christopher J. Eustance, CFA. Portfolio Manager effective October 1, 2021: Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	05/01/1992	2.72%	2.84%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	–2.12	1.85	3.47
Class C at NAV	02/16/2006	05/01/1992	1.89	2.05	3.20
Class C with 1% Maximum Sales Charge	—	—	0.89	2.05	3.20
Class I at NAV	08/03/2010	05/01/1992	2.82	3.02	4.19

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg Missouri Municipal Bond Index	—	—	3.94	3.44	4.06

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.69%	1.44%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.96%	1.19%	2.16%
Taxable-Equivalent Distribution Rate			3.64	2.21	4.01

SEC 30-day Yield			0.52	–0.20	0.74
Taxable-Equivalent SEC 30-day Yield			0.96	–0.37	1.38

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,700	N.A.
Class I	$250,000	08/31/2011	$376,851	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Manager as of August 31, 2021: Christopher J. Eustance, CFA. Portfolio Managers effective October 1, 2021: Christopher J. Eustance, CFA and William J. Delahunty, Jr., CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	10/23/1991	2.82%	2.39%	3.82%
Class A with 4.75% Maximum Sales Charge	—	—	–2.08	1.40	3.32
Class C at NAV	05/02/2006	10/23/1991	2.09	1.63	3.04
Class C with 1% Maximum Sales Charge	—	—	1.09	1.63	3.04
Class I at NAV	03/03/2008	10/23/1991	3.14	2.62	4.03

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg North Carolina Municipal Bond Index	—	—	2.29	2.90	3.44

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.67%	1.42%	0.47%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.57%	0.81%	1.78%
Taxable-Equivalent Distribution Rate			2.91	1.50	3.30

SEC 30-day Yield			0.37	–0.36	0.58
Taxable-Equivalent SEC 30-day Yield			0.68	–0.66	1.08

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,499	N.A.
Class I	$250,000	08/31/2011	$371,085	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Manager as of August 31, 2021: Christopher J. Eustance, CFA. Portfolio Managers effective October 1, 2021: Christopher J. Eustance, CFA and William J. Delahunty, Jr., CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/28/1993	12/24/1991	2.23%	2.84%	3.91%
Class A with 4.75% Maximum Sales Charge	—	—	–2.58	1.84	3.41
Class C at NAV	03/02/2006	12/24/1991	1.54	2.08	3.14
Class C with 1% Maximum Sales Charge	—	—	0.54	2.08	3.14
Class I at NAV	08/03/2010	12/24/1991	2.55	3.07	4.13

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg Oregon Municipal Bond Index	—	—	2.56	3.30	4.04

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.67%	1.42%	0.47%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.75%	0.98%	1.95%
Taxable-Equivalent Distribution Rate			3.55	1.99	3.96

SEC 30-day Yield			0.51	–0.20	0.74
Taxable-Equivalent SEC 30-day Yield			1.04	–0.41	1.49

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,625	N.A.
Class I	$250,000	08/31/2011	$374,834	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Manager as of August 31, 2021: Christopher J. Eustance, CFA. Portfolio Managers effective October 1, 2021: Christopher J. Eustance, CFA and William J. Delahunty, Jr., CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	02/14/1994	10/02/1992	2.59%	2.47%	3.96%
Class A with 4.75% Maximum Sales Charge	—	—	–2.27	1.47	3.45
Class C at NAV	01/12/2006	10/02/1992	1.89	1.71	3.19
Class C with 1% Maximum Sales Charge	—	—	0.89	1.71	3.19
Class I at NAV	03/03/2008	10/02/1992	2.80	2.67	4.18

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg South Carolina Municipal Bond Index	—	—	3.35	3.41	4.20

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.69%	1.44%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.60%	0.83%	1.80%
Taxable-Equivalent Distribution Rate			3.07	1.59	3.45

SEC 30-day Yield			0.30	–0.42	0.52
Taxable-Equivalent SEC 30-day Yield			0.58	–0.81	0.99

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					1.76%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,691	N.A.
Class I	$250,000	08/31/2011	$376,509	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2021

Performance2,3

Portfolio Manager Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/17/1993	07/26/1991	2.67%	2.66%	3.55%
Class A with 4.75% Maximum Sales Charge	—	—	–2.19	1.67	3.05
Class C at NAV	02/08/2006	07/26/1991	2.08	1.91	2.78
Class C with 1% Maximum Sales Charge	—	—	1.08	1.91	2.78
Class I at NAV	03/03/2008	07/26/1991	3.00	2.87	3.76

Bloomberg Municipal Bond Index	—	—	3.40%	3.30%	4.05%
Bloomberg Virginia Municipal Bond Index	—	—	2.35	2.99	3.53

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.76%	1.51%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.93%	1.16%	2.13%
Taxable-Equivalent Distribution Rate			3.61	2.17	3.99

SEC 30-day Yield			0.44	–0.28	0.66
Taxable-Equivalent SEC 30-day Yield			0.82	–0.52	1.23

% Total Leverage[6]

RIB Financing					2.28%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	08/31/2011	$13,163	N.A.
Class I	$250,000	08/31/2011	$361,691	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

18

Eaton Vance

Municipal Income Funds

August 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 – August 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.30	$3.26	0.64%
Class C	$1,000.00	$1,015.80	$7.06	1.39%
Class I	$1,000.00	$1,021.40	$2.24	0.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.26	0.64%
Class C	$1,000.00	$1,018.20	$7.07	1.39%
Class I	$1,000.00	$1,023.00	$2.24	0.44%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

19

Eaton Vance

Municipal Income Funds

August 31, 2021

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.60	$3.37	0.66%
Class C	$1,000.00	$1,020.40	$7.18	1.41%
Class I	$1,000.00	$1,025.60	$2.35	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.36	0.66%
Class C	$1,000.00	$1,018.10	$7.17	1.41%
Class I	$1,000.00	$1,022.90	$2.35	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.30	$3.37	0.66%
Class C	$1,000.00	$1,019.00	$7.18	1.41%
Class I	$1,000.00	$1,024.20	$2.35	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.36	0.66%
Class C	$1,000.00	$1,018.10	$7.17	1.41%
Class I	$1,000.00	$1,022.90	$2.35	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

20

Eaton Vance

Municipal Income Funds

August 31, 2021

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.70	$3.31	0.65%
Class C	$1,000.00	$1,018.00	$7.12	1.40%
Class I	$1,000.00	$1,023.90	$2.30	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.31	0.65%
Class C	$1,000.00	$1,018.10	$7.12	1.40%
Class I	$1,000.00	$1,022.90	$2.29	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.60	$3.31	0.65%
Class C	$1,000.00	$1,017.70	$7.12	1.40%
Class I	$1,000.00	$1,022.60	$2.29	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.31	0.65%
Class C	$1,000.00	$1,018.10	$7.12	1.40%
Class I	$1,000.00	$1,022.90	$2.29	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

21

Eaton Vance

Municipal Income Funds

August 31, 2021

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.60	$3.25	0.64%
Class C	$1,000.00	$1,012.30	$7.05	1.39%
Class I	$1,000.00	$1,016.60	$2.24	0.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.26	0.64%
Class C	$1,000.00	$1,018.20	$7.07	1.39%
Class I	$1,000.00	$1,023.00	$2.24	0.44%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/21)	Ending Account Value (8/31/21)	Expenses Paid During Period* (3/1/21 – 8/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.70	$3.51	0.69%
Class C	$1,000.00	$1,016.30	$7.32	1.44%
Class I	$1,000.00	$1,019.70	$2.49	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.52	0.69%
Class C	$1,000.00	$1,017.90	$7.32	1.44%
Class I	$1,000.00	$1,022.70	$2.50	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2021.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.8%
Security	Principal Amount (000’s omitted)	Value

Education — 9.9%

Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,211,950

Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):

5.00%, 6/15/36	425	542,602

5.00%, 6/15/37	520	662,106

Georgia Private Colleges and Universities Authority, (Agnes Scott College):

4.00%, 6/1/34	400	474,240

5.00%, 6/1/33	565	730,726

Georgia Private Colleges and Universities Authority, (Emory University):

0.44%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,000,620

5.00%, 10/1/31	245	299,123

5.00%, 9/1/37	1,000	1,287,340

5.00%, 10/1/38	1,000	1,211,970

Georgia Private Colleges and Universities Authority, (Mercer University), 5.00%, 10/1/29	350	455,899

Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank N.A.), 0.01%, 7/1/35(2)	2,865	2,865,000

Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,437,588

		$13,179,164

Electric Utilities — 2.7%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,091,340

Dalton, GA, Combined Utilities Revenue:

4.00%, 3/1/36	475	568,243

4.00%, 3/1/37	1,000	1,188,380

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	786,997

		$3,634,960

Escrowed / Prerefunded — 4.2%

Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$1,110,130

Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	564,300

Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	675	826,038

Fulton County Development Authority, GA, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	755,963

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Fulton County Development Authority, GA, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	$750	$774,427

Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,211,300

Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	265	285,585

		$5,527,743

General Obligations — 23.1%

Bleckley County School District, GA, 5.00%, 10/1/42	$1,000	$1,297,270

Bryan County School District, GA:

3.00%, 8/1/22	1,000	1,026,590

4.00%, 8/1/33	500	578,615

4.00%, 8/1/34	435	502,577

Carroll County, GA:

5.00%, 6/1/26	700	849,758

5.00%, 6/1/27	1,000	1,250,320

Cherokee County School System, GA:

5.00%, 2/1/29	1,000	1,155,120

5.00%, 2/1/33	500	654,275

Columbia County, GA, 5.00%, 1/1/28	1,000	1,235,290

DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,232,830

Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	332,830

Forsyth County School District, GA:

5.00%, 2/1/32	1,000	1,253,650

5.00%, 2/1/37	500	626,835

Fulton County, GA, 5.00%, 7/1/31	1,000	1,241,360

Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,230,760

Georgia:

4.00%, 7/1/35	1,000	1,195,720

5.00%, 2/1/28	1,500	1,738,785

Gilmer County School District, GA, 5.00%, 12/1/25	400	478,484

Habersham County, GA, 3.00%, 6/1/22	685	699,693

Hall County School District, GA, 4.00%, 2/1/38	1,000	1,233,400

Harris County School District, GA, 4.00%, 3/1/33	275	338,352

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	689,879

Henry County School District, GA, 4.00%, 8/1/29	1,325	1,637,912

Jackson County School District, GA:

5.00%, 3/1/30	1,000	1,297,060

5.00%, 3/1/32	1,000	1,292,230

Lumpkin County School District, GA, 4.00%, 12/1/35	1,000	1,239,510

Muscogee County School District, GA, 5.00%, 10/1/25	750	891,750

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oconee County School District, GA:

4.00%, 3/1/33	$250	$314,008

5.00%, 3/1/26	700	843,661

Richmond County Board of Education, GA, 5.00%, 10/1/25	750	891,750

Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,191,910

Worth County School District, GA, 5.00%, 12/1/37	235	289,762

		$30,731,946

Hospital — 19.5%

Augusta Development Authority, GA, (AU Health System, Inc.):

5.00%, 7/1/25	$295	$337,141

5.00%, 7/1/29	560	668,444

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta):

4.00%, 7/1/49	1,000	1,163,040

5.00%, 7/1/39	500	638,345

Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):

3.00%, 7/1/38	500	554,330

4.00%, 7/1/37	500	605,860

5.00%, 7/1/29	500	608,030

Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	1,029,154

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,000	1,207,660

Cobb County Hospital Authority, GA, (WellStar Health System, Inc.), (LOC: Royal Bank of Canada), 0.02%, 4/1/36(3)	3,000	3,000,000

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	604,120

Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	460,912

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,214,949

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):

4.00%, 7/1/39	1,000	1,180,340

5.00%, 7/1/32	1,500	1,786,410

Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,508,775

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):

4.00%, 2/15/37	1,500	1,787,700

5.00%, 2/15/30(4)	850	1,116,254

5.00%, 2/15/37	1,000	1,194,840

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):

4.00%, 8/1/37	250	296,730

4.00%, 8/1/38	500	591,965

5.00%, 8/1/28	650	755,020

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	$1,260	$1,508,220

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.):

4.00%, 7/1/43	500	575,440

5.50%, 7/1/30	500	548,325

		$25,942,004

Housing — 0.2%

Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	$250	$304,453

		$304,453

Industrial Development Revenue — 3.5%

Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,497,140

Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,029,880

Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	516,070

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(5)	500	572,610

		$4,615,700

Insured – Electric Utilities — 3.4%

Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,061,800

Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	730,338

Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,159,902

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	980	1,065,201

(NPFG), 5.25%, 7/1/34	420	457,535

		$4,474,776

Insured – General Obligations — 1.3%

Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$1,376,085

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	304,352

		$1,680,437

Insured – Lease Revenue / Certificates of Participation — 1.8%

East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$840,505

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,606,615

		$2,447,120

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.1%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$123,723

		$123,723

Insured – Transportation — 0.1%

Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$102,959

		$102,959

Insured – Water and Sewer — 2.8%

Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$589,260

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,958,721

Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	590,360

Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	584,210

		$3,722,551

Lease Revenue / Certificates of Participation — 5.1%

Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,248,660

Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,851,411

Downtown Savannah Authority, GA, (Chatham County Judicial Complex), 5.00%, 6/1/31	1,000	1,203,800

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	621,225

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	872,737

		$6,797,833

Senior Living / Life Care — 0.4%

Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$594,985

		$594,985

Special Tax Revenue — 6.5%

American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$100	$124,688

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	867,293

Downtown Smyrna Development Authority, GA, 5.00%, 2/1/28	2,500	3,171,500

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:

4.00%, 7/1/32	750	934,927

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue: (continued)

5.00%, 7/1/42	$1,000	$1,164,800

5.00%, 7/1/43	1,000	1,201,480

Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,118,048

		$8,582,736

Transportation — 3.1%

Atlanta, GA, Airport Revenue:

5.00%, 1/1/31	$1,000	$1,109,000

(AMT), 4.00%, 7/1/39	600	702,414

Georgia State Road and Tollway Authority:

5.00%, 6/1/29	835	1,032,511

5.00%, 6/1/32	1,000	1,322,130

		$4,166,055

Water and Sewer — 8.1%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,258,360

Carroll County Water Authority, GA:

4.00%, 7/1/28	770	927,865

4.00%, 7/1/29	410	503,382

4.00%, 7/1/32	110	137,708

Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	444,157

Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	299,268

Coweta County Water and Sewerage Authority, GA, 3.00%, 6/1/46	1,000	1,089,500

Forsyth County Water and Sewerage Authority, GA, 5.00%, 4/1/27	1,100	1,235,894

Fulton County, GA, Water and Sewerage Revenue:

3.00%, 1/1/37	1,000	1,114,700

5.00%, 1/1/33	1,500	1,592,715

Henry County Water Authority, GA, 5.00%, 2/1/26	390	468,374

Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	594,205

Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,149,660

		$10,815,788

Total Tax-Exempt Municipal Obligations — 95.8% (identified cost $120,388,386)		$127,444,933

25	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.6%

Coweta County Water and Sewerage Authority, GA:

2.50%, 6/1/39	$350	$356,545

2.55%, 6/1/40	400	407,268

Total Taxable Municipal Obligations — 0.6% (identified cost $742,480)		$763,813

Total Investments — 96.4% (identified cost $121,130,866)		$128,208,746

Other Assets, Less Liabilities — 3.6%		$4,844,068

Net Assets — 100.0%		$133,052,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(4)	When-issued security.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $697,298 or 0.5% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.2%

Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$1,193,820

		$1,193,820

Education — 8.4%

Baltimore County, MD, (McDonogh School):

4.00%, 9/1/35	$440	$539,497

5.00%, 9/1/21	140	140,000

District of Columbia, (Gallaudet University):

4.00%, 4/1/33	165	201,670

4.00%, 4/1/34	160	194,351

4.00%, 4/1/35	200	241,694

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,037,000

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,249,740

Maryland Health and Higher Educational Facilities Authority, (Stevenson University):

4.00%, 6/1/34	395	476,109

5.00%, 6/1/32	495	652,969

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,147,670

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,267,717

University System of Maryland, 4.00%, 4/1/34	1,000	1,159,090

		$8,307,507

Escrowed / Prerefunded — 5.4%

Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$158,203

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,040,660

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	936,594

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), Prerefunded to 3/1/22, 5.00%, 3/1/23	2,000	2,046,760

Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,151,650

		$5,333,867

Security	Principal Amount (000’s omitted)	Value

General Obligations — 26.7%

Anne Arundel County, MD:

5.00%, 10/1/36	$1,000	$1,246,230

5.00%, 10/1/44	1,000	1,282,450

Baltimore County, MD:

4.00%, 3/23/22	2,000	2,044,020

4.00%, 3/1/40	1,000	1,201,380

5.00%, 11/1/31	1,000	1,318,540

Baltimore, MD, 4.00%, 10/15/25	1,350	1,405,647

Caroline County, MD, 3.00%, 1/15/37	1,335	1,457,793

District of Columbia, 5.00%, 10/15/32	1,000	1,294,480

East Meadow Union Free School District, NY, 3.00%, 6/15/31	1,000	1,148,040

Frederick County, MD:

5.00%, 8/1/24	1,000	1,140,090

5.00%, 8/1/31	675	933,431

Howard County, MD, 4.00%, 8/15/36	1,000	1,234,340

Maryland:

4.00%, 8/1/35	1,000	1,250,630

5.00%, 3/1/29	2,000	2,622,880

Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,044,740

Montgomery County, MD, (SPA: U.S. Bank, N.A.), 0.01%, 11/1/37(1)	2,820	2,820,000

Prince George’s County, MD, 4.00%, 7/1/32	1,500	1,912,815

Worcester County, MD, 4.00%, 8/1/33	1,000	1,209,430

		$26,566,936

Hospital — 11.1%

Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$230,008

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System):

5.00%, 7/1/32	1,000	1,210,430

(LOC: Bank of America, N.A.), 0.02%, 7/1/43(2)	750	750,000

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,037,410

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	577,150

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,134,800

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System):

5.00%, 7/1/29	1,000	1,164,520

(LOC: Wells Fargo Bank, N.A.), 0.02%, 7/1/34(2)	2,825	2,825,000

Maryland Health and Higher Educational Facilities Authority, (UPMC):

4.00%, 4/15/45	500	584,020

5.00%, 4/15/32	275	359,340

27	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	$1,000	$1,194,680

		$11,067,358

Housing — 5.0%

Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,174,160

Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,028,560

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:

4.00%, 7/1/50	315	358,965

5.00%, 7/1/55	1,000	1,219,690

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	184,165

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,002,240

		$4,967,780

Industrial Development Revenue — 0.4%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$395	$409,109

		$409,109

Insured – Electric Utilities — 0.1%

Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$137,178

		$137,178

Insured – Escrowed / Prerefunded — 2.7%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,345	$2,717,198

		$2,717,198

Insured – General Obligations — 0.3%

Puerto Rico, (AGM), 5.125%, 7/1/30	$195	$198,381

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	128,963

		$327,344

Insured – Hospital — 4.2%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,140,074

		$4,140,074

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.1%

Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$130	$135,278

		$135,278

Senior Living / Life Care — 6.1%

Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,157,040

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/39	1,000	1,168,550

4.00%, 1/1/40	95	110,800

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,285	1,355,148

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	567,930

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,097,460

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	628,545

		$6,085,473

Special Tax Revenue — 2.0%

American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$124,688

Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	1,000	1,052,790

Maryland Department of Transportation, 5.00%, 11/1/21	475	478,852

Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	337,575

		$1,993,905

Transportation — 11.1%

Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$675,522

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	1,000	1,179,070

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	419,675

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	613,940

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,088,770

Maryland Transportation Authority:

4.00%, 7/1/27	1,000	1,028,900

5.00%, 7/1/22	1,000	1,041,030

(AMT), 4.00%, 6/1/35	1,000	1,178,700

Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	900,345

28	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Washington Metropolitan Area Transit Authority, D.C.:

5.00%, 7/1/31	$1,000	$1,233,640

Green Bonds, 5.00%, 7/15/46	1,250	1,622,612

		$10,982,204

Water and Sewer — 7.2%

Baltimore, MD, (Water Projects):

4.00%, 7/1/37	$330	$402,616

4.00%, 7/1/38	445	541,147

4.00%, 7/1/39	455	551,019

4.00%, 7/1/45	1,000	1,190,640

Washington Suburban Sanitary District, MD:

5.00%, 6/15/30	1,000	1,242,390

(SPA: TD Bank, N.A.), 0.01%, 6/1/23(2)	3,200	3,200,000

		$7,127,812

Total Tax-Exempt Municipal Obligations — 92.0% (identified cost $86,699,875)		$91,492,843

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.6%

Watertown, CT:

2.05%, 10/15/31	$305	$316,203

2.50%, 10/15/36	275	287,298

		$603,501

Hospital — 1.1%

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$1,068,020

		$1,068,020

Special Tax Revenue — 1.8%

New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$1,800	$1,817,316

		$1,817,316

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.6%

Prince George’s County Revenue Authority, MD, (Regional Medical Center Garage):

2.553%, 8/1/26	$275	$282,840

2.593%, 8/1/27	260	266,812

		$549,652

Total Taxable Municipal Obligations — 4.1% (identified cost $3,915,000)		$4,038,489

Total Investments — 96.1% (identified cost $90,614,875)		$95,531,332

Other Assets, Less Liabilities — 3.9%		$3,922,919

Net Assets — 100.0%		$99,454,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $1,586,587 or 1.6% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.3%
Security	Principal Amount (000’s omitted)	Value

Education — 6.1%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,254,960

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,096,350

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.01%, 3/1/40(1)	500	500,000

University of Missouri:

5.00%, 11/1/25	1,000	1,149,850

5.00%, 11/1/30	1,000	1,350,610

		$5,351,770

Electric Utilities — 2.6%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,105,480

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,166,380

		$2,271,860

Escrowed / Prerefunded — 1.2%

Metropolitan St. Louis Sewer District, MO, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,032,570

		$1,032,570

General Obligations — 33.0%

Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$927,562

Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,158,840

Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	1,049,994

Fenton Fire Protection District, MO:

4.00%, 3/1/37	400	460,140

4.00%, 3/1/38	500	574,225

Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,211,770

Francis Howell R-III School District, MO:

4.00%, 3/1/30	1,500	1,793,385

4.00%, 3/1/31	750	890,197

Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	1,060,649

Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,232,430

Hickman Mills C-1 School District, MO, 4.00%, 3/1/29	310	371,281

Independence School District, MO:

5.50%, 3/1/33	450	562,509

5.50%, 3/1/34	1,000	1,250,880

Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	1,500	1,799,295

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Jefferson City School District, MO:

5.00%, 3/1/36	$1,000	$1,184,290

5.00%, 3/1/38	500	603,115

Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,235,480

Kansas City, MO:

3.125%, 2/1/39	1,000	1,083,970

4.00%, 2/1/27	500	590,895

5.00%, 2/1/32	450	562,869

Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,112,250

Maplewood Richmond Heights School District, MO:

3.00%, 3/1/34	250	271,053

3.00%, 3/1/35	250	270,435

4.00%, 3/1/31	100	115,664

Moberly School District No. 81, MO:

4.00%, 3/1/31	225	271,532

4.00%, 3/1/32	200	237,298

Platte County R-III School District, MO, 5.00%, 3/1/31	650	881,549

Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,267,110

Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,072,100

St. Charles School District, MO:

3.00%, 3/1/41	1,000	1,086,030

4.00%, 3/1/29	225	270,898

4.00%, 3/1/30	100	119,350

University City School District, MO:

0.00%, 2/15/32	1,000	842,150

0.00%, 2/15/33	1,000	822,350

Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	726,295

		$28,969,840

Hospital — 18.0%

Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center):

5.00%, 6/1/37	$1,000	$1,035,810

5.00%, 6/1/39	1,000	1,168,990

Missouri Health and Educational Facilities Authority, (BJC Health System):

4.15%, 1/1/32	1,000	1,084,830

5.00%, 1/1/30	1,000	1,109,000

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,110,630

Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,460,087

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,019,700

30	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Missouri Health and Educational Facilities Authority, (Lake Regional Health System):

4.00%, 2/15/35	$390	$474,330

4.00%, 2/15/36	580	702,386

4.00%, 2/15/51	1,000	1,176,670

5.00%, 2/15/27	225	275,731

Missouri Health and Educational Facilities Authority, (Mercy Health):

4.00%, 6/1/53	1,500	1,739,550

5.00%, 11/15/47	1,000	1,204,720

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System):

4.00%, 11/15/33	1,480	1,669,662

4.00%, 11/15/42	500	555,395

		$15,787,491

Housing — 4.0%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):

2.35%, 11/1/35	$910	$945,936

3.00%, 11/1/39	840	891,996

3.00%, 11/1/44	930	973,784

3.75%, 11/1/43	675	731,113

		$3,542,829

Industrial Development Revenue — 2.2%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,968,659

		$1,968,659

Insured – Education — 0.3%

Missouri Southern State University:

(AGM), 4.00%, 10/1/37	$85	$96,416

(AGM), 4.00%, 10/1/38	70	79,218

(AGM), 4.00%, 10/1/39	55	62,093

		$237,727

Insured – Electric Utilities — 1.4%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	$950	$1,032,593

(NPFG), 5.25%, 7/1/34	215	234,215

		$1,266,808

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.6%

Riverview Fire Protection District, MO, (BAM), 3.00%, 3/1/36	$515	$560,505

		$560,505

Insured – Lease Revenue / Certificates of Participation — 5.8%

Kansas City, MO, Leasehold Revenue, (Municipal Assistance):

(AMBAC), 0.00%, 4/15/26	$2,170	$2,095,634

(AMBAC), 0.00%, 4/15/30	2,105	1,857,263

Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	571,310

St. Louis Municipal Library District, MO:

(BAM), 4.00%, 3/15/34	300	353,439

(BAM), 4.00%, 3/15/35	200	235,040

		$5,112,686

Insured – Special Tax Revenue — 3.5%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,052,316

		$3,052,316

Insured – Transportation — 2.1%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$395	$453,740

Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,371,270

		$1,825,010

Lease Revenue / Certificates of Participation — 2.7%

St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	$1,000	$1,207,940

Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,174,032

		$2,381,972

Other Revenue — 1.4%

Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.01%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living / Life Care — 4.3%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):

4.00%, 8/1/31	$305	$376,257

5.00%, 8/1/40	500	552,270

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

5.00%, 2/1/31	200	231,548

5.00%, 2/1/35	1,000	1,148,930

31	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):

5.00%, 9/1/37	$500	$581,305

5.00%, 9/1/38	250	284,660

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	555,810

		$3,730,780

Special Tax Revenue — 0.2%

American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$124,688

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	24,402

		$149,090

Transportation — 2.6%

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$2,296,160

		$2,296,160

Water and Sewer — 5.3%

Indiana Finance Authority, (CWA Authority), Green Bonds:

4.00%, 10/1/36	$345	$423,615

5.00%, 10/1/33	70	92,934

Kansas City, MO, Water Revenue:

4.00%, 12/1/40	500	614,580

4.00%, 12/1/41	550	674,124

Metropolitan St. Louis Sewer District, MO:

5.00%, 5/1/27	1,000	1,031,990

5.00%, 5/1/36	250	305,423

5.00%, 5/1/46	700	897,995

Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	475	581,846

		$4,622,507

Total Tax-Exempt Municipal Obligations — 97.3% (identified cost $78,680,494)		$85,360,580

Other Assets, Less Liabilities — 2.7%		$2,372,209

Net Assets — 100.0%		$87,732,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $124,688 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments

Corporate Bonds — 0.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$760	$742,900

Total Corporate Bonds — 0.5% (identified cost $755,152)		$742,900

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000’s omitted)	Value

Education — 9.2%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$373,804

North Carolina Capital Facilities Finance Agency, (Duke University):

4.00%, 10/1/39	1,300	1,470,937

5.00%, 10/1/44	2,000	2,405,100

North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	367,467

North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,254,809

University of North Carolina at Chapel Hill, 0.464% (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	751,733

University of North Carolina at Charlotte:

4.00%, 10/1/34	770	896,657

4.00%, 10/1/45	250	291,618

Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,285,612

University of North Carolina at Greensboro:

4.00%, 4/1/35	1,000	1,163,600

5.00%, 4/1/26	660	741,497

University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,787,145

Western Carolina University, NC:

4.00%, 4/1/45	1,000	1,162,180

5.00%, 10/1/36	1,000	1,231,350

		$15,183,509

Electric Utilities — 1.0%

Greenville, NC, Combined Enterprise System Revenue:

4.00%, 5/1/32	$190	$241,192

5.00%, 5/1/25	1,190	1,393,811

		$1,635,003

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 4.3%

Durham Capital Financing Corp., NC:

Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,762,186

Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,084,770

North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,295,725

North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	899,204

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,049,060

Watauga Public Facilities Corp., NC, Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,036,580

		$7,127,525

General Obligations — 12.1%

Brunswick County, NC, 4.00%, 8/1/31	$1,000	$1,252,790

Charlotte, NC, 5.00%, 7/1/25	1,875	2,213,156

Durham County, NC, 4.00%, 6/1/33	1,785	2,174,541

Forsyth County, NC:

4.00%, 3/1/28	735	869,557

5.00%, 3/1/31	1,000	1,295,820

Greensboro, NC, Series 2014, 5.00%, 2/1/27	650	725,296

North Carolina, 5.00%, 6/1/30	1,530	2,004,881

Pender County, NC, 5.00%, 3/1/27	1,015	1,217,635

Randolph County, NC, Limited Obligation Bonds:

4.00%, 10/1/38	1,000	1,196,190

4.00%, 10/1/39	500	596,645

Wake County, NC, 5.00%, 3/1/22	2,000	2,049,160

Wilmington, NC, 5.00%, 5/1/27	840	1,051,571

Wilmington, NC, Limited Obligation Bonds:

4.00%, 6/1/35	150	184,305

4.00%, 6/1/37	690	842,393

Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,228,630

		$19,902,570

Hospital — 13.3%

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 5.00% to 12/1/28 (Put Date), 1/15/50	$1,500	$1,945,590

New Hanover County, NC, (New Hanover Regional Medical Center):

Prerefunded to 10/1/27, 5.00%, 10/1/30	250	312,700

Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,250,800

North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,105,580

North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,649,525

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	4,093,250

33	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

North Carolina Medical Care Commission, (Rex Healthcare, Inc.):

4.00%, 7/1/39	$1,000	$1,167,300

5.00%, 7/1/32	1,000	1,159,980

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,686,536

North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,348,340

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	2,170	2,200,792

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,097,260

		$22,017,653

Housing — 0.4%

North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$730	$742,059

		$742,059

Industrial Development Revenue — 0.3%

Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$526,940

		$526,940

Insured – Education — 0.0%(2)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,132

		$35,132

Insured – Electric Utilities — 0.9%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$1,454,309

		$1,454,309

Insured – Transportation — 3.5%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$5,205,005

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	505,432

		$5,710,437

Lease Revenue / Certificates of Participation — 19.4%

Asheville, NC, 5.00%, 4/1/25	$1,530	$1,785,479

Buncombe County, NC:

5.00%, 6/1/29	750	845,093

5.00%, 6/1/31	1,000	1,126,790

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Buncombe County, NC, Limited Obligation Bonds:

4.00%, 6/1/34	$100	$123,142

4.00%, 6/1/35	150	184,305

4.00%, 6/1/36	150	183,689

5.00%, 6/1/31	100	132,782

Cabarrus County, NC, Limited Obligation Bonds:

5.00%, 6/1/28	1,600	1,988,048

5.00%, 4/1/29	1,000	1,190,310

5.00%, 4/1/30	1,000	1,189,340

Charlotte, NC:

4.00%, 6/1/35	1,000	1,253,320

4.00%, 6/1/39	1,000	1,194,640

Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	1,045,310

Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	247,518

Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,401,950

Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,495,201

Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,152,890

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	872,737

Johnston County Finance Corp., NC:

4.00%, 4/1/35	400	487,428

4.00%, 4/1/36	1,015	1,229,683

Moore County, NC, Limited Obligation Bonds, 4.00%, 6/1/34	405	507,562

Mooresville, NC, Limited Obligation Bonds:

3.00%, 10/1/36	350	396,067

3.00%, 10/1/38	215	241,869

4.00%, 10/1/31	145	182,182

4.00%, 10/1/32	130	162,396

4.00%, 10/1/33	150	186,705

4.00%, 10/1/34	130	160,625

North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	669,340

North Carolina, Limited Obligation Bonds:

3.00%, 5/1/34	1,000	1,139,690

4.00%, 5/1/33	1,000	1,212,190

4.00%, 5/1/35	250	307,860

5.00%, 5/1/29	1,000	1,236,900

Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	475,976

Scotland County, NC, Limited Obligation Bonds:

5.00%, 12/1/29	500	616,130

5.00%, 12/1/31	55	67,204

5.00%, 12/1/33	250	303,960

Wake County, NC, Limited Obligation Bonds:

5.00%, 3/1/26	1,000	1,205,230

5.00%, 9/1/35	1,000	1,288,980

34	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	$500	$620,310

Winston-Salem, NC, 5.00%, 6/1/27	750	848,183

		$31,959,014

Other Revenue — 1.4%

Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):

5.00%, 2/1/24	$1,000	$1,110,190

5.00%, 2/1/25	1,035	1,193,262

		$2,303,452

Senior Living / Life Care — 6.0%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,369,740

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,518,342

North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	690,348

North Carolina Medical Care Commission, (The Forest at Duke):

4.00%, 9/1/33	180	215,316

4.00%, 9/1/34	185	220,611

4.00%, 9/1/41	1,125	1,320,075

North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,116,730

North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	691,027

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,081,480

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	702,729

		$9,926,398

Solid Waste — 0.6%

Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$1,003,920

		$1,003,920

Special Tax Revenue — 0.1%

American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$124,688

		$124,688

Transportation — 11.8%

Charlotte, NC, (Charlotte Douglas International Airport):

(AMT), 4.00%, 7/1/36	$630	$744,521

(AMT), 4.00%, 7/1/37	1,000	1,178,520

(AMT), 5.00%, 7/1/42	550	666,380

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Carolina Turnpike Authority, (Triangle Expressway System):

4.00%, 1/1/33	$2,000	$2,375,360

5.00%, 1/1/40	2,500	3,061,500

5.00%, 1/1/43	500	620,390

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,102,200

Raleigh-Durham Airport Authority, NC:

(AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,432,300

(AMT), Series 2020A, 5.00%, 5/1/36	2,580	3,313,959

		$19,495,130

Water and Sewer — 8.3%

Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$866,332

Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	856,366

Buncombe County Metropolitan Sewerage District, NC:

5.00%, 7/1/26	305	346,181

5.00%, 7/1/28	540	612,911

Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,665,922

Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	854,294

Charlotte, NC, Storm Water Fee Revenue:

3.00%, 12/1/36	400	458,020

3.00%, 12/1/37	400	454,648

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	619,425

Durham, NC, Utility System Revenue:

4.00%, 8/1/34	250	314,923

5.00%, 8/1/29	250	330,555

Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,260,555

High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,224,100

Lincoln County, NC, Enterprise System Revenue:

3.00%, 8/1/34	175	197,416

3.00%, 8/1/35	250	281,455

3.00%, 8/1/38	200	222,272

3.00%, 8/1/40	160	176,232

Union County, NC, Enterprise Systems Revenue:

5.00%, 6/1/28	750	963,960

5.00%, 6/1/30	835	1,086,168

5.00%, 6/1/32	725	936,722

		$13,728,457

Total Tax-Exempt Municipal Obligations — 92.6% (identified cost $142,177,878)		$152,876,196

35	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.1%

Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$207,336

Total Taxable Municipal Obligations — 0.1% (identified cost $200,000)		$207,336

Total Investments — 93.2% (identified cost $143,133,030)		$153,826,432

Other Assets, Less Liabilities — 6.8%		$11,200,592

Net Assets — 100.0%		$165,027,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 4.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2021.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $124,688 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

36	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.0%

Oregon, Bond Bank Revenue:

5.00%, 1/1/32	$955	$1,130,653

5.00%, 1/1/33	610	721,337

		$1,851,990

Education — 2.1%

Forest Grove, OR, (Pacific University):

5.00%, 5/1/30	$500	$569,590

5.25%, 5/1/34	1,000	1,029,520

Oregon Facilities Authority, (University of Portland):

5.00%, 4/1/27	500	574,255

5.00%, 4/1/29	500	572,180

5.00%, 4/1/45	1,000	1,137,340

		$3,882,885

Electric Utilities — 3.2%

Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds:

5.00%, 11/1/32(1)	$500	$616,805

5.00%, 11/1/34(1)	500	613,255

5.00%, 11/1/36(1)	500	610,930

5.00%, 11/1/39(1)	1,300	1,577,277

Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,393,720

		$5,811,987

Escrowed / Prerefunded — 5.5%

Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$1,254,007

Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	594,431

North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,836,225

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	2,000	2,008,900

Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,134,490

Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,097,440

		$9,925,493

General Obligations — 52.0%

Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$1,766,524

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Auburn School District No. 408, WA:

4.00%, 12/1/31	$70	$88,213

4.00%, 12/1/32	170	212,633

4.00%, 12/1/33	150	186,930

4.00%, 12/1/34	200	248,444

Bethel School District No. 52, OR:

4.00%, 6/15/23	250	267,320

4.00%, 6/15/24	275	304,180

Canby, OR:

4.00%, 6/1/25	475	539,762

4.00%, 6/1/26	360	419,202

Canby School District No. 86, OR:

4.00%, 6/15/38	900	1,088,568

4.00%, 6/15/39	850	1,025,415

4.00%, 6/15/40	800	962,960

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,852,990

Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	529,815

Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,131,790

Coos Bay School District No. 9, OR:

5.00%, 6/15/39	850	1,107,388

5.00%, 6/15/40	750	975,000

Corvallis School District No. 509J, OR, Benton and Linn Counties:

4.00%, 6/15/35	500	612,455

4.00%, 6/15/36	650	793,579

4.00%, 6/15/38	700	849,884

5.00%, 6/15/27	1,280	1,603,750

David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,624,092

Deschutes Public Library District, OR, 4.00%, 6/1/39	3,010	3,679,063

Eugene School District No. 4J, OR, Lane and Linn Counties, 4.00%, 6/15/35	1,900	2,281,083

Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	616,518

Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,899,515

Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:

0.00%, 6/15/31	200	168,828

0.00%, 6/15/32	400	324,512

0.00%, 6/15/33	500	389,670

Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,431,506

37	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:

4.00%, 6/15/36	$925	$1,129,323

5.00%, 6/15/32	2,000	2,474,660

5.00%, 6/15/37	1,605	1,963,188

Jackson County School District No. 6, OR, Central Point:

0.00%, 6/15/45	1,000	490,890

4.00%, 6/15/38	1,385	1,649,604

Lake Oswego, OR:

4.00%, 12/1/31	1,000	1,188,480

5.00%, 12/1/26	1,225	1,511,393

5.00%, 6/1/33	2,450	2,650,312

Lane Community College, OR, 4.00%, 6/15/39	3,795	4,578,174

Metro, OR, 4.00%, 6/1/31	1,365	1,630,056

North Clackamas School District No. 12, OR, Clackamas County:

5.00%, 6/15/35	1,000	1,259,200

5.00%, 6/15/39	1,910	2,383,642

5.00%, 6/15/42	1,500	1,860,675

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,515,920

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	630	632,615

Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,382,236

Philomath School District No. 17J, OR, Benton and Polk Counties:

0.00%, 6/15/28	1,000	935,590

0.00%, 6/15/30	700	624,358

Portland Community College District, OR, 5.00%, 6/15/32	795	960,797

Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,287,168

Portland Housing Authority, OR, (Yards Union Station Project):

(AMT), 4.75%, 5/1/22	100	100,330

(AMT), 4.85%, 5/1/29	2,740	2,746,905

Portland, OR:

2021 Series A, 5.00%, 6/1/26	2,665	3,243,571

2021 Series B, 5.00%, 6/1/26	975	1,186,672

Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,500	2,832,975

Redmond, OR, 5.00%, 6/1/28	605	679,754

Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:

0.00%, 6/15/25	460	451,895

0.00%, 6/15/27	3,175	3,029,521

3.00%, 6/15/23	115	120,895

3.00%, 6/15/24	220	237,169

3.00%, 6/15/25	825	908,135

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Reynolds School District No. 7, OR, Multnomah County:

3.00%, 6/1/34	$200	$223,558

3.00%, 6/1/35	200	222,188

4.00%, 6/1/31	195	239,938

4.00%, 6/1/32	160	196,155

4.00%, 6/1/33	125	152,720

Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:

0.00%, 6/15/29	1,000	914,770

0.00%, 6/15/30	1,215	1,083,707

Salem-Keizer School District No. 24J, OR:

0.00%, 6/15/29	1,050	960,509

5.00%, 6/15/35	1,025	1,346,399

Sherwood, OR, 4.00%, 6/1/51	1,000	1,200,750

Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,179,650

Tualatin Hills Park & Recreation District, OR, Green Bonds, 5.00%, 6/1/22	1,200	1,244,220

Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,297,610

West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	976,044

Winston-Dillard School District No. 116, OR:

0.00%, 6/15/35	230	172,210

0.00%, 6/15/36	435	314,535

0.00%, 6/15/39	605	392,421

		$93,745,076

Hospital — 6.4%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$363,125

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	261,745

Medford Hospital Facilities Authority, OR, (Asante Health System):

4.00%, 8/15/39	1,000	1,197,990

5.00%, 8/15/38	1,850	2,404,722

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,655,115

Oregon Facilities Authority, (Samaritan Health Services):

5.00%, 10/1/29	1,000	1,186,760

5.00%, 10/1/30	300	390,204

5.00%, 10/1/35	275	350,455

Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,742,410

		$11,552,526

38	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.3%

Oregon Housing and Community Services Department:

(AMT), 3.45%, 1/1/33	$1,185	$1,244,890

(AMT), 5.15%, 7/1/42	1,075	1,076,838

		$2,321,728

Industrial Development Revenue — 0.7%

Gilliam County, OR, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,177,185

		$1,177,185

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	$1,045	$1,135,852

(NPFG), 5.25%, 7/1/34	2,120	2,309,465

		$3,445,317

Insured – General Obligations — 8.2%

Boardman, OR, Green Bonds:

(BAM), 4.00%, 6/15/25	$280	$317,836

(BAM), 4.00%, 6/15/27	255	302,440

(BAM), 4.00%, 6/15/28	340	409,887

(BAM), 4.00%, 6/15/29	250	306,308

(BAM), 4.00%, 6/15/35	250	298,100

Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	5,326,480

Milton-Freewater, OR:

(BAM), 3.00%, 6/1/36	700	788,256

(BAM), 4.00%, 6/1/41	560	679,683

(BAM), 4.00%, 6/1/46	760	909,203

(BAM), 4.00%, 6/1/51	1,980	2,357,943

Newport, OR:

(AGC), 0.00%, 6/1/28	1,000	933,750

(AGC), 0.00%, 6/1/29	1,225	1,118,045

West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,043,721

		$14,791,652

Other Revenue — 2.3%

Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$267,092

Oregon Department of Administrative Services, Lottery Revenue:

5.00%, 4/1/25	2,000	2,243,780

5.00%, 4/1/33	1,280	1,564,941

		$4,075,813

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.7%

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$111,663

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	340	360,509

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):

1.20%, 6/1/28(2)	500	500,080

4.00%, 12/1/36(2)	500	580,865

5.00%, 12/1/36	750	865,162

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/33	550	642,664

		$3,060,943

Special Tax Revenue — 2.0%

American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$124,688

Beaverton, OR, Special Tax Revenue:

4.00%, 6/1/37	400	482,840

4.00%, 6/1/40	1,000	1,198,330

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/38	1,500	1,856,175

		$3,662,033

Transportation — 4.0%

Port of Portland, OR, (Portland International Airport):

(AMT), 4.00%, 7/1/39	$2,500	$2,950,350

(AMT), 5.00%, 7/1/29	1,155	1,394,755

(AMT), 5.00%, 7/1/34	1,000	1,198,020

(AMT), 5.00%, 7/1/35	1,300	1,644,214

		$7,187,339

Water and Sewer — 1.7%

Clackamas River Water, OR, 5.00%, 11/1/29	$100	$116,093

Grants Pass, OR, Wastewater Revenue:

4.00%, 12/1/36	1,160	1,359,648

4.00%, 12/1/37	1,000	1,172,090

Portland, OR, Water System Revenue, 4.00%, 4/1/31	400	459,508

		$3,107,339

Total Tax-Exempt Municipal Obligations — 94.0% (identified cost $158,423,400)		$169,599,306

39	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.0%

Klamath County School District, OR:

1.30%, 6/15/27	$525	$530,612

1.71%, 6/15/29	1,130	1,147,527

		$1,678,139

Insured-Housing — 1.0%

Oregon Facilities Authority, (CHF-Ashland, LLC – Southern Oregon University):

(AGM), 1.286%, 7/1/24	$150	$151,032

(AGM), 1.659%, 7/1/26	175	175,824

(AGM), 2.255%, 7/1/28	175	178,232

(AGM), 2.579%, 7/1/30	250	257,273

(AGM), 3.508%, 7/1/41	1,000	1,065,370

		$1,827,731

Total Taxable Municipal Obligations — 2.0% (identified cost $3,405,000)		$3,505,870

Total Investments — 96.0% (identified cost $161,828,400)		$173,105,176

Other Assets, Less Liabilities — 4.0%		$7,272,007

Net Assets — 100.0%		$180,377,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $3,542,955 or 2.0% of the Fund’s net assets.

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

40	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 88.9%
Security	Principal Amount (000’s omitted)	Value

Education — 9.3%

Clemson University, SC, 5.00%, 5/1/26	$2,000	$2,405,020

Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	643,518

South Carolina Jobs-Economic Development Authority, (Furman University):

5.00%, 10/1/32	2,000	2,312,320

5.00%, 10/1/45	2,000	2,317,420

South Carolina Jobs-Economic Development Authority, (Wofford College):

5.00%, 4/1/32	590	729,541

5.00%, 4/1/44	1,000	1,201,810

University of South Carolina:

5.00%, 5/1/41	1,500	1,968,960

5.00%, 5/1/46	1,500	1,940,115

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,830,660

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	645,486

		$15,994,850

Electric Utilities — 4.1%

Piedmont Municipal Power Agency, SC:

3.00%, 1/1/23	$1,000	$1,037,730

4.00%, 1/1/24	1,000	1,087,500

4.00%, 1/1/25	1,000	1,120,770

5.00%, 1/1/24	250	277,745

5.00%, 1/1/25	1,000	1,153,850

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,410,400

		$7,087,995

Escrowed / Prerefunded — 5.8%

Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$1,306,760

Georgetown County, SC:

Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,692,778

Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,950,255

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):

Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,640,625

Prerefunded to 11/1/22, 5.00%, 11/1/29	450	475,313

		$10,065,731

General Obligations — 20.3%

Aiken County Consolidated School District, SC:

4.00%, 4/1/37	$1,500	$1,792,860

5.00%, 3/1/25	2,020	2,350,977

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anderson County School District No. 5, SC, 5.00%, 3/1/30	$2,000	$2,390,420

Charleston County School District, SC, 5.00%, 3/1/25	2,000	2,328,460

Charleston County, SC:

4.00%, 11/1/26	1,500	1,730,715

4.00%, 11/1/31	1,500	1,853,565

Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,234,084

Georgetown County School District, SC, 4.00%, 3/1/33	1,000	1,191,950

Hilton Head Island, SC:

4.00%, 3/1/23	605	640,332

4.00%, 3/1/25	565	638,981

Horry County School District, SC:

5.00%, 3/1/24	1,500	1,681,155

5.00%, 3/1/25	1,500	1,743,495

Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,766,085

Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,274,046

Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,164,230

Richland County School District No. 2, SC:

3.00%, 3/1/32	1,200	1,363,452

4.00%, 3/1/32	2,000	2,423,960

Richland-Lexington Airport District, SC:

(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	603,287

(AMT), 4.00%, 3/1/22	195	198,557

(AMT), 4.00%, 3/1/24	685	722,346

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,278,548

South Carolina, (Winthrop University), 5.00%, 4/1/22	300	308,592

Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,268,820

		$34,948,917

Hospital — 10.4%

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,705,965

Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,676,145

Greenwood County, SC, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,053,213

Lexington County Health Services District, Inc., SC, (Lexington Medical Center):

4.00%, 11/1/31	1,125	1,304,516

5.00%, 11/1/29	600	742,758

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,900,425

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):

4.00%, 12/1/44	1,000	1,175,930

5.00%, 12/1/46	1,000	1,271,300

41	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	$1,500	$1,812,885

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,843,710

Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/48	2,000	2,420,140

		$17,906,987

Housing — 0.3%

South Carolina Housing Finance and Development Authority, 5.00%, 7/1/27(1)	$400	$493,472

		$493,472

Industrial Development Revenue — 1.0%

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,764,338

		$1,764,338

Insured – Electric Utilities — 3.3%

Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$1,081,629

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	1,075	1,168,461

(NPFG), 5.25%, 7/1/32	1,350	1,471,581

(NPFG), 5.25%, 7/1/34	1,820	1,982,653

		$5,704,324

Insured – Lease Revenue / Certificates of Participation — 1.5%

Sumter Two School Facilities, Inc., SC, (Sumter School District):

(BAM), 5.00%, 12/1/23	$1,000	$1,104,510

(BAM), 5.00%, 12/1/24	1,280	1,463,040

		$2,567,550

Insured – Special Tax Revenue — 2.6%

Simpsonville, SC, Accommodations and Hospitality Tax Revenue:

(AGM), 3.00%, 1/1/22	$100	$100,923

(AGM), 3.00%, 1/1/23	200	207,110

(AGM), 4.00%, 1/1/25	130	145,194

(AGM), 4.00%, 1/1/35	1,085	1,323,114

(AGM), 5.00%, 1/1/27	500	611,030

(AGM), 5.00%, 1/1/28	365	456,403

(AGM), 5.00%, 1/1/29	310	396,530

(AGM), 5.00%, 1/1/30	500	652,655

(AGM), 5.00%, 1/1/31	450	598,694

		$4,491,653

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.4%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$654,765

		$654,765

Insured – Utilities — 2.6%

Greer, SC, Combined Utility System:

(AMBAC), 5.50%, 9/1/27	$1,000	$1,237,220

(AMBAC), 5.50%, 9/1/32	2,000	2,714,220

Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	574,480

		$4,525,920

Insured – Water and Sewer — 0.7%

Starr-Iva Water and Sewer District, SC:

(AGM), 3.00%, 6/1/32	$180	$206,807

(AGM), 4.00%, 6/1/27	145	172,837

(AGM), 4.00%, 6/1/28	150	182,361

(AGM), 4.00%, 6/1/29	160	195,926

(AGM), 4.00%, 6/1/30	170	212,752

(AGM), 4.00%, 6/1/31	170	214,287

		$1,184,970

Lease Revenue / Certificates of Participation — 9.6%

Allendale County School District, SC, (Refunding & Improvement):

5.00%, 12/1/22	$1,155	$1,218,525

5.00%, 12/1/24	500	568,895

Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):

Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,215,120

Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	4,291,795

County Square Redevelopment Corp., SC, 2.00%, 3/3/22	1,000	1,009,760

Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,104,280

Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,152,890

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	872,737

Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,104,510

Simpsonville Municipal Facilities Corp., SC:

3.00%, 4/1/23	185	192,994

3.00%, 4/1/24	400	427,336

4.00%, 4/1/28	460	550,956

4.00%, 4/1/30	250	308,668

42	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Simpsonville Municipal Facilities Corp., SC: (continued)

4.00%, 4/1/35	$610	$752,984

4.00%, 4/1/38	685	837,200

		$16,608,650

Other Revenue — 1.3%

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,165,940

		$2,165,940

Senior Living / Life Care — 1.7%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,158,990

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	681,740

South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	100	101,212

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	711,296

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	325,715

		$2,978,953

Special Tax Revenue — 1.0%

American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$124,688

Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	472,684

Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,115,310

		$1,712,682

Student Loan — 0.2%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$410	$410,283

		$410,283

Transportation — 4.3%

Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$1,327,820

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,198,020

South Carolina Ports Authority:

(AMT), 5.00%, 7/1/34	1,355	1,703,194

(AMT), 5.00%, 7/1/43	1,450	1,781,920

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

South Carolina Transportation Infrastructure Bank:

0.514%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(4)	$20	$20,002

0.517%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/31(4)	1,470	1,470,323

		$7,501,279

Water and Sewer — 8.5%

Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$1,194,020

Charleston, SC, Waterworks and Sewer System Revenue:

5.00%, 1/1/29	1,550	1,907,632

5.00%, 1/1/37	1,000	1,303,310

5.00%, 1/1/38	1,500	1,950,405

Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,405,660

Lexington, SC, Waterworks and Sewer System Revenue, 4.00%, 4/1/45	1,000	1,180,370

Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,233,030

Richland County, SC, Utility System Revenue:

4.00%, 3/1/36	900	1,084,617

4.00%, 3/1/38	630	755,143

4.00%, 3/1/39	330	394,551

Startex-Jackson-Wellford-Duncan Water District, SC:

4.00%, 4/1/33	475	567,264

4.00%, 4/1/35	250	296,995

5.00%, 4/1/31	265	340,981

		$14,613,978

Total Tax-Exempt Municipal Obligations — 88.9% (identified cost $144,338,454)		$153,383,237

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000’s omitted)	Value

Education — 0.5%

University of South Carolina, 1.135%, 5/1/26	$750	$755,325

		$755,325

Lease Revenue / Certificates of Participation — 0.3%

Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$524,805

		$524,805

43	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.7%

South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$1,263,125

		$1,263,125

Total Taxable Municipal Obligations — 1.5% (identified cost $2,500,000)		$2,543,255

Total Investments — 90.4% (identified cost $146,838,454)		$155,926,492

Other Assets, Less Liabilities — 9.6%		$16,635,046

Net Assets — 100.0%		$172,561,538

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.0% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $225,900 or 0.1% of the Fund’s net assets.

(4)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2021.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

44	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 100.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.0%

Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	$1,000	$1,113,859

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	1,000	1,165,330

		$2,279,189

Education — 7.5%

Alexandria Industrial Development Authority, VA, (Episcopal High School):

4.00%, 1/1/33(1)	$325	$398,327

4.00%, 1/1/46(1)	500	583,260

Salem Economic Development Authority, VA, (Roanoke College):

4.00%, 4/1/38	525	599,345

4.00%, 4/1/40	200	226,922

University of Virginia, 5.00%, 4/1/38	1,320	1,613,000

Virginia College Building Authority, 5.00%, 9/1/32	500	686,185

Virginia College Building Authority, (University of Richmond), (SPA: Wells Fargo Bank, N.A.), 0.01%, 11/1/36(2)	1,500	1,500,000

		$5,607,039

Escrowed / Prerefunded — 5.8%

Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	$1,000	$1,224,250

Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	852,045

Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	819,638

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,464,700

		$4,360,633

General Obligations — 10.5%

Alexandria, VA, 5.00%, 7/1/28	$1,000	$1,256,400

Chesterfield County, VA, 5.00%, 1/1/32	1,500	1,938,405

Culpeper, VA, 5.00%, 8/1/25	1,350	1,593,000

Newport News, VA, 5.00%, 8/1/28	1,000	1,220,310

Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,846,305

		$7,854,420

Hospital — 16.1%

Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.01%, 10/1/48(2)	$1,000	$1,000,000

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	1,200	1,434,564

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(3)	$2,625	$2,810,614

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,129,400

Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	961,238

Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,862,077

Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,167,470

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,185,020

Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	499,635

		$12,050,018

Industrial Development Revenue — 4.9%

Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$500	$510,260

King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,076,960

Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,026,720

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(4)	60	63,731

		$3,677,671

Insured – Education — 3.7%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,782,946

		$2,782,946

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,086,940

		$1,086,940

Insured – Transportation — 6.3%

Capital Region Airport Commission, VA:

(AGM), 4.00%, 7/1/28	$250	$302,915

(AGM), 4.00%, 7/1/33	525	653,089

Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	2,500	2,882,825

Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	635	659,213

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	194,662

		$4,692,704

45	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.9%

Manassas Park Economic Development Authority, VA:

4.00%, 12/15/30	$235	$289,494

4.00%, 12/15/31	300	368,778

4.00%, 12/15/32	250	306,235

4.00%, 12/15/33	250	305,115

5.00%, 12/15/29	250	326,045

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	500	607,710

		$2,203,377

Other Revenue — 1.5%

Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,105,250

		$1,105,250

Senior Living / Life Care — 7.4%

Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$155,273

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	750	871,282

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	257,725

James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	691,131

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,096,150

Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,341,256

Virginia Small Business Financing Authority, (LifeSpire of Virginia), 4.00%, 12/1/51	1,000	1,120,790

		$5,533,607

Special Tax Revenue — 1.2%

American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$124,688

Puerto Rico Sales Tax Financing Corp.:

0.00%, 7/1/24	8	7,728

0.00%, 7/1/27	17	15,693

0.00%, 7/1/29	17	14,951

0.00%, 7/1/31	22	17,840

0.00%, 7/1/33	24	18,094

0.00%, 7/1/46	231	77,184

0.00%, 7/1/51	188	45,686

4.33%, 7/1/40	92	104,584

4.50%, 7/1/34	18	19,929

4.54%, 7/1/53	3	3,393

4.78%, 7/1/58	37	42,342

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Virginia Commonwealth Transportation Board, Regional Fuels Tax Revenue, 4.00%, 5/15/36	$335	$415,547

		$907,659

Transportation — 13.5%

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/35	$500	$571,110

(AMT), 4.00%, 10/1/40	1,250	1,500,575

(AMT), 5.00%, 10/1/37	1,295	1,595,686

(AMT), 5.00%, 10/1/42	990	1,208,800

Norfolk Airport Authority, VA:

5.00%, 7/1/30	700	931,875

5.00%, 7/1/37	1,000	1,273,910

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	603,425

Washington Metropolitan Area Transit Authority, D.C.:

5.00%, 7/1/29	1,000	1,241,870

5.00%, 7/1/37	1,000	1,221,660

		$10,148,911

Water and Sewer — 14.7%

Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$2,264,177

Fairfax County, VA, Sewer Revenue:

4.00%, 7/15/37	1,000	1,137,210

4.00%, 7/15/39	525	645,215

Hampton Roads Sanitation District, VA, 0.01%, 8/1/46(5)	1,000	1,000,000

Henrico County, VA, Water and Sewer System Revenue:

4.00%, 5/1/31	1,500	1,839,900

5.00%, 5/1/28	1,000	1,214,340

Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,208,940

Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,690,370

		$11,000,152

Total Tax-Exempt Municipal Obligations — 100.5% (identified cost $69,642,893)		$75,290,516

46	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2021

Portfolio of Investments — continued

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Virginia Resources Authority, (Pooled Financing Program):

1.68%, 11/1/28	$500	$514,840

1.816%, 11/1/29	415	426,354

		$941,194

General Obligations — 0.6%

Portsmouth, VA, 2.20%, 7/15/37	$165	$170,033

Watertown, CT, 1.95%, 10/15/30	310	319,864

		$489,897

Total Taxable Municipal Obligations — 1.9% (identified cost $1,390,000)		$1,431,091

Total Investments — 102.4% (identified cost $71,032,893)		$76,721,607

Other Assets, Less Liabilities — (2.4)%		$(1,793,026)

Net Assets — 100.0%		$74,928,581

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 9.9% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $188,419 or 0.3% of the Fund’s net assets.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Assets and Liabilities

	August 31, 2021
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$121,130,866	$90,614,875	$78,680,494	$143,133,030

Unrealized appreciation	7,077,880	4,916,457	6,680,086	10,693,402

Investments, at value	$128,208,746	$95,531,332	$85,360,580	$153,826,432

Cash	$4,314,134	$3,190,098	$1,604,197	$9,366,606

Interest receivable	1,040,931	821,384	978,753	1,745,696

Receivable for investments sold	398,526	—	55,564	10,033

Receivable for Fund shares sold	446,043	98,887	65,637	428,398

Total assets	$134,408,380	$99,641,701	$88,064,731	$165,377,165

Liabilities

Payable for when-issued securities	$1,115,481	$—	$—	$—

Payable for Fund shares redeemed	72,830	55,439	210,987	130,271

Distributions payable	45,646	27,440	15,644	74,058

Payable to affiliates:

Investment adviser fee	34,263	24,383	21,655	44,560

Distribution and service fees	12,297	12,564	14,712	18,730

Accrued expenses	75,049	67,624	68,944	82,522

Total liabilities	$1,355,566	$187,450	$331,942	$350,141

Net Assets	$133,052,814	$99,454,251	$87,732,789	$165,027,024

Sources of Net Assets

Paid-in capital	$128,909,625	$97,157,459	$82,009,151	$160,185,230

Distributable earnings	4,143,189	2,296,792	5,723,638	4,841,794

Net Assets	$133,052,814	$99,454,251	$87,732,789	$165,027,024

Class A Shares

Net Assets	$48,534,821	$46,217,674	$52,362,478	$66,171,040

Shares Outstanding	5,469,901	5,029,552	5,366,707	7,128,363

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.87	$9.19	$9.76	$9.28

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.31	$9.65	$10.25	$9.74

Class C Shares

Net Assets	$4,938,907	$5,803,629	$7,215,455	$9,200,498

Shares Outstanding	520,436	579,045	669,844	921,551

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.49	$10.02	$10.77	$9.98

Class I Shares

Net Assets	$79,579,086	$47,432,948	$28,154,856	$89,655,486

Shares Outstanding	8,944,970	5,150,989	2,881,392	9,632,526

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.90	$9.21	$9.77	$9.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Assets and Liabilities — continued

	August 31, 2021
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$161,828,400	$146,838,454	$71,032,893

Unrealized appreciation	11,276,776	9,088,038	5,688,714

Investments, at value	$173,105,176	$155,926,492	$76,721,607

Cash	$6,816,532	$18,522,392	$515,073

Interest receivable	1,491,625	1,914,633	592,615

Receivable for investments sold	182,415	—	—

Receivable for Fund shares sold	240,993	75,973	9,095

Total assets	$181,836,741	$176,439,490	$77,838,390

Liabilities

Payable for floating rate notes issued	$—	$3,099,977	$1,748,357

Payable for when-issued securities	1,080,520	495,200	981,801

Payable for Fund shares redeemed	200,895	99,956	67,818

Distributions payable	18,908	27,855	16,614

Payable to affiliates:

Investment adviser fee	50,640	47,207	17,563

Distribution and service fees	23,890	24,242	11,666

Interest expense and fees payable	—	5,031	409

Accrued expenses	84,705	78,484	65,581

Total liabilities	$1,459,558	$3,877,952	$2,909,809

Net Assets	$180,377,183	$172,561,538	$74,928,581

Sources of Net Assets

Paid-in capital	$180,075,723	$168,746,143	$74,351,991

Distributable earnings	301,460	3,815,395	576,590

Net Assets	$180,377,183	$172,561,538	$74,928,581

Class A Shares

Net Assets	$92,848,866	$90,751,842	$46,788,289

Shares Outstanding	10,381,988	9,544,348	5,773,982

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.94	$9.51	$8.10

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.39	$9.98	$8.50

Class C Shares

Net Assets	$9,934,934	$11,029,807	$4,551,249

Shares Outstanding	1,014,663	1,093,417	506,975

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.79	$10.09	$8.98

Class I Shares

Net Assets	$77,593,383	$70,779,889	$23,589,043

Shares Outstanding	8,683,621	7,438,042	2,905,090

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.94	$9.52	$8.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Operations

	Year Ended August 31, 2021
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$2,709,818	$2,064,618	$2,292,576	$3,791,319

Total investment income	$2,709,818	$2,064,618	$2,292,576	$3,791,319

Expenses

Investment adviser fee	$361,959	$240,694	$255,259	$506,731

Distribution and service fees

Class A	95,032	86,330	103,962	131,177

Class C	49,785	66,433	70,124	97,718

Trustees’ fees and expenses	6,261	4,700	4,724	8,127

Custodian fee	34,995	28,240	29,010	42,046

Transfer and dividend disbursing agent fees	25,216	25,164	26,386	43,499

Legal and accounting services	55,012	60,742	44,326	49,787

Printing and postage	10,611	9,608	11,248	11,718

Registration fees	2,345	6,125	3,745	1,315

Miscellaneous	31,088	24,550	25,678	35,469

Total expenses	$672,304	$552,586	$574,462	$927,587

Net investment income	$2,037,514	$1,512,032	$1,718,114	$2,863,732

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$366,283	$134,571	$68,976	$541,561

Net realized gain	$366,283	$134,571	$68,976	$541,561

Change in unrealized appreciation (depreciation) —

Investments	$526,669	$1,467,126	$499,642	$1,159,085

Net change in unrealized appreciation (depreciation)	$526,669	$1,467,126	$499,642	$1,159,085

Net realized and unrealized gain	$892,952	$1,601,697	$568,618	$1,700,646

Net increase in net assets from operations	$2,930,466	$3,113,729	$2,286,732	$4,564,378

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Operations — continued

	Year Ended August 31, 2021
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$4,324,316	$4,003,614	$2,092,744

Total investment income	$4,324,316	$4,003,614	$2,092,744

Expenses

Investment adviser fee	$580,421	$532,300	$205,036

Distribution and service fees

Class A	180,233	170,890	94,475

Class C	98,285	111,956	42,794

Trustees’ fees and expenses	9,219	8,391	4,045

Custodian fee	45,635	43,332	26,167

Transfer and dividend disbursing agent fees	44,365	32,983	24,181

Legal and accounting services	49,195	51,560	45,486

Printing and postage	13,101	10,136	9,628

Registration fees	1,235	998	3,521

Interest expense and fees	—	17,137	9,561

Miscellaneous	37,338	32,752	22,671

Total expenses	$1,059,027	$1,012,435	$487,565

Net investment income	$3,265,289	$2,991,179	$1,605,179

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$384,396	$576,643	$325,941

Net realized gain	$384,396	$576,643	$325,941

Change in unrealized appreciation (depreciation) —

Investments	$165,373	$556,390	$57,020

Net change in unrealized appreciation (depreciation)	$165,373	$556,390	$57,020

Net realized and unrealized gain	$549,769	$1,133,033	$382,961

Net increase in net assets from operations	$3,815,058	$4,124,212	$1,988,140

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Changes in Net Assets

	Year Ended August 31, 2021
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,037,514	$1,512,032	$1,718,114	$2,863,732

Net realized gain	366,283	134,571	68,976	541,561

Net change in unrealized appreciation (depreciation)	526,669	1,467,126	499,642	1,159,085

Net increase in net assets from operations	$2,930,466	$3,113,729	$2,286,732	$4,564,378

Distributions to shareholders —

Class A	$(805,718)	$(767,792)	$(1,022,913)	$(1,186,861)

Class C	(50,058)	(75,273)	(89,983)	(110,173)

Class I	(1,221,542)	(667,591)	(607,030)	(1,594,185)

Total distributions to shareholders	$(2,077,318)	$(1,510,656)	$(1,719,926)	$(2,891,219)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,440,699	$8,253,955	$6,801,167	$5,593,718

Class C	1,063,696	1,042,220	1,158,953	1,773,223

Class I	36,022,292	28,127,099	11,785,250	36,185,264

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	679,312	568,226	915,852	1,051,078

Class C	46,918	65,812	76,758	103,609

Class I	781,069	566,186	529,690	812,928

Cost of shares redeemed

Class A	(6,450,387)	(3,898,890)	(6,966,747)	(7,766,670)

Class C	(1,030,698)	(2,120,566)	(710,024)	(2,400,380)

Class I	(8,233,869)	(5,298,237)	(7,821,927)	(13,000,385)

Net asset value of shares converted

Class A	457,122	2,083,344	567,065	2,120,130

Class C	(457,122)	(2,083,344)	(567,065)	(2,120,130)

Net increase in net assets from Fund share transactions	$31,319,032	$27,305,805	$5,768,972	$22,352,385

Net increase in net assets	$32,172,180	$28,908,878	$6,335,778	$24,025,544

Net Assets

At beginning of year	$100,880,634	$70,545,373	$81,397,011	$141,001,480

At end of year	$133,052,814	$99,454,251	$87,732,789	$165,027,024

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2021
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,265,289	$2,991,179	$1,605,179

Net realized gain	384,396	576,643	325,941

Net change in unrealized appreciation (depreciation)	165,373	556,390	57,020

Net increase in net assets from operations	$3,815,058	$4,124,212	$1,988,140

Distributions to shareholders —

Class A	$(1,677,642)	$(1,546,239)	$(1,011,316)

Class C	(115,995)	(128,269)	(62,385)

Class I	(1,524,813)	(1,312,628)	(504,114)

Total distributions to shareholders	$(3,318,450)	$(2,987,136)	$(1,577,815)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$19,602,509	$17,400,659	$5,113,775

Class C	1,765,218	2,293,288	776,844

Class I	52,570,319	30,768,529	7,330,161

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,562,368	1,420,380	870,304

Class C	108,357	106,962	57,534

Class I	1,411,167	1,065,062	418,143

Cost of shares redeemed

Class A	(13,895,150)	(10,147,433)	(7,744,409)

Class C	(1,510,492)	(3,008,523)	(353,670)

Class I	(33,948,908)	(17,718,491)	(3,671,135)

Net asset value of shares converted

Class A	1,577,209	2,546,438	245,690

Class C	(1,577,209)	(2,546,438)	(245,690)

Net increase in net assets from Fund share transactions	$27,665,388	$22,180,433	$2,797,547

Net increase in net assets	$28,161,996	$23,317,509	$3,207,872

Net Assets

At beginning of year	$152,215,187	$149,244,029	$71,720,709

At end of year	$180,377,183	$172,561,538	$74,928,581

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,136,143	$1,476,527	$1,977,021	$3,068,649

Net realized gain (loss)	74,006	75,108	7,674	(243,630)

Net change in unrealized appreciation (depreciation)	143,485	(485,711)	271,509	244,762

Net increase in net assets from operations	$2,353,634	$1,065,924	$2,256,204	$3,069,781

Distributions to shareholders —

Class A	$(973,241)	$(862,278)	$(1,365,864)	$(1,477,448)

Class C	(86,152)	(159,090)	(157,793)	(225,095)

Class I	(1,065,955)	(474,458)	(542,208)	(1,553,060)

Total distributions to shareholders	$(2,125,348)	$(1,495,826)	$(2,065,865)	$(3,255,603)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,833,636	$3,758,556	$6,705,262	$8,845,033

Class C	1,063,003	991,918	1,663,481	1,543,084

Class I	19,398,918	10,704,944	14,965,695	21,259,044

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	811,560	640,434	1,265,952	1,338,185

Class C	73,585	127,363	123,812	201,197

Class I	631,795	401,478	466,426	872,088

Cost of shares redeemed

Class A	(4,831,412)	(4,403,631)	(7,473,008)	(9,567,919)

Class C	(1,409,467)	(2,195,016)	(1,594,586)	(2,071,484)

Class I	(12,153,767)	(2,310,783)	(6,822,336)	(11,912,828)

Net asset value of shares converted

Class A	227,851	813,485	588,629	1,726,221

Class C	(227,851)	(813,485)	(588,629)	(1,726,221)

Net increase in net assets from Fund share transactions	$9,417,851	$7,715,263	$9,300,698	$10,506,400

Net increase in net assets	$9,646,137	$7,285,361	$9,491,037	$10,320,578

Net Assets

At beginning of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

At end of year	$100,880,634	$70,545,373	$81,397,011	$141,001,480

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2020
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,391,112	$3,190,281	$1,772,502

Net realized gain	205,539	420,149	167,502

Net change in unrealized appreciation (depreciation)	958,326	196,210	85,834

Net increase in net assets from operations	$4,554,977	$3,806,640	$2,025,838

Distributions to shareholders —

Class A	$(2,105,937)	$(1,778,965)	$(1,296,925)

Class C	(197,479)	(282,319)	(80,508)

Class I	(1,281,663)	(1,244,444)	(500,980)

Total distributions to shareholders	$(3,585,079)	$(3,305,728)	$(1,878,413)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,826,462	$12,886,483	$3,224,958

Class C	3,323,678	3,797,685	1,437,937

Class I	29,874,641	23,785,194	6,665,580

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,957,184	1,648,189	1,044,030

Class C	182,680	219,570	75,000

Class I	1,119,667	985,450	424,608

Cost of shares redeemed

Class A	(16,114,901)	(11,163,672)	(6,760,930)

Class C	(1,911,115)	(5,047,023)	(784,356)

Class I	(15,178,164)	(10,360,654)	(4,494,939)

Net asset value of shares converted

Class A	883,383	2,679,094	564,673

Class C	(883,383)	(2,679,094)	(564,673)

Net increase in net assets from Fund share transactions	$17,080,132	$16,751,222	$831,888

Net increase in net assets	$18,050,030	$17,252,134	$979,313

Net Assets

At beginning of year	$134,165,157	$131,991,895	$70,741,396

At end of year	$152,215,187	$149,244,029	$71,720,709

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights

	Georgia Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.800	$8.770	$8.370	$8.620	$8.860

Income (Loss) From Operations

Net investment income(1)	$0.147	$0.197	$0.227	$0.248	$0.251

Net realized and unrealized gain (loss)	0.074	0.029	0.399	(0.251)	(0.240)

Total income (loss) from operations	$0.221	$0.226	$0.626	$(0.003)	$0.011

Less Distributions

From net investment income	$(0.151)	$(0.196)	$(0.226)	$(0.247)	$(0.251)

Total distributions	$(0.151)	$(0.196)	$(0.226)	$(0.247)	$(0.251)

Net asset value — End of year	$8.870	$8.800	$8.770	$8.370	$8.620

Total Return(2)	2.52%	2.62%	7.61%	(0.02)%	0.19%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,535	$45,047	$42,894	$36,835	$39,422

Ratios (as a percentage of average daily net assets):

Total expenses	0.65%	0.67%	0.70%	0.70%	0.70%

Net investment income	1.66%	2.26%	2.67%	2.94%	2.94%

Portfolio Turnover	19%	16%	12%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Georgia Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.410	$9.380	$8.950	$9.220	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.087	$0.141	$0.177	$0.197	$0.200

Net realized and unrealized gain (loss)	0.083	0.028	0.427	(0.271)	(0.260)

Total income (loss) from operations	$0.170	$0.169	$0.604	$(0.074)	$(0.060)

Less Distributions

From net investment income	$(0.090)	$(0.139)	$(0.174)	$(0.196)	$(0.200)

Total distributions	$(0.090)	$(0.139)	$(0.174)	$(0.196)	$(0.200)

Net asset value — End of year	$9.490	$9.410	$9.380	$8.950	$9.220

Total Return(2)	1.81%	1.83%	6.84%	(0.79)%	(0.60)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,939	$5,271	$5,749	$6,869	$7,554

Ratios (as a percentage of average daily net assets):

Total expenses	1.40%	1.42%	1.45%	1.45%	1.45%

Net investment income	0.92%	1.51%	1.95%	2.19%	2.18%

Portfolio Turnover	19%	16%	12%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Georgia Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.820	$8.800	$8.400	$8.640	$8.890

Income (Loss) From Operations

Net investment income(1)	$0.163	$0.214	$0.243	$0.265	$0.269

Net realized and unrealized gain (loss)	0.086	0.020	0.401	(0.241)	(0.250)

Total income from operations	$0.249	$0.234	$0.644	$0.024	$0.019

Less Distributions

From net investment income	$(0.169)	$(0.214)	$(0.244)	$(0.264)	$(0.269)

Total distributions	$(0.169)	$(0.214)	$(0.244)	$(0.264)	$(0.269)

Net asset value — End of year	$8.900	$8.820	$8.800	$8.400	$8.640

Total Return(2)	2.84%	2.71%	7.81%	0.31%	0.28%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$79,579	$50,563	$42,592	$32,485	$31,107

Ratios (as a percentage of average daily net assets):

Total expenses	0.45%	0.47%	0.49%	0.50%	0.50%

Net investment income	1.84%	2.45%	2.86%	3.14%	3.14%

Portfolio Turnover	19%	16%	12%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Maryland Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.010	$9.070	$8.670	$8.920	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.162	$0.203	$0.235	$0.246	$0.268

Net realized and unrealized gain (loss)	0.181	(0.057)	0.398	(0.249)	(0.208)

Total income (loss) from operations	$0.343	$0.146	$0.633	$(0.003)	$0.060

Less Distributions

From net investment income	$(0.163)	$(0.206)	$(0.233)	$(0.247)	$(0.270)

Total distributions	$(0.163)	$(0.206)	$(0.233)	$(0.247)	$(0.270)

Net asset value — End of year	$9.190	$9.010	$9.070	$8.670	$8.920

Total Return(2)	3.84%	1.64%	7.43%	(0.02)%	0.72%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$46,218	$38,368	$37,847	$35,602	$39,642

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.69%	0.73%	0.73%	0.73%

Interest and fee expense(3)	—	—	—	0.04%	0.03%

Total expenses	0.67%	0.69%	0.73%	0.77%	0.76%

Net investment income	1.78%	2.27%	2.69%	2.82%	3.02%

Portfolio Turnover	23%	24%	21%	24%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Maryland Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.830	$9.890	$9.460	$9.730	$9.960

Income (Loss) From Operations

Net investment income(1)	$0.107	$0.148	$0.185	$0.197	$0.220

Net realized and unrealized gain (loss)	0.187	(0.057)	0.427	(0.269)	(0.228)

Total income (loss) from operations	$0.294	$0.091	$0.612	$(0.072)	$(0.008)

Less Distributions

From net investment income	$(0.104)	$(0.151)	$(0.182)	$(0.198)	$(0.222)

Total distributions	$(0.104)	$(0.151)	$(0.182)	$(0.198)	$(0.222)

Net asset value — End of year	$10.020	$9.830	$9.890	$9.460	$9.730

Total Return(2)	3.00%	0.94%	6.55%	(0.73)%	(0.04)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,804	$8,767	$10,728	$13,147	$15,079

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.45%	1.49%	1.48%	1.48%

Interest and fee expense(3)	—	—	—	0.04%	0.03%

Total expenses	1.42%	1.45%	1.49%	1.52%	1.51%

Net investment income	1.08%	1.52%	1.94%	2.07%	2.27%

Portfolio Turnover	23%	24%	21%	24%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Maryland Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.030	$9.090	$8.690	$8.940	$9.150

Income (Loss) From Operations

Net investment income(1)	$0.177	$0.221	$0.252	$0.265	$0.287

Net realized and unrealized gain (loss)	0.185	(0.057)	0.399	(0.250)	(0.208)

Total income from operations	$0.362	$0.164	$0.651	$0.015	$0.079

Less Distributions

From net investment income	$(0.182)	$(0.224)	$(0.251)	$(0.265)	$(0.289)

Total distributions	$(0.182)	$(0.224)	$(0.251)	$(0.265)	$(0.289)

Net asset value — End of year	$9.210	$9.030	$9.090	$8.690	$8.940

Total Return(2)	4.04%	1.85%	7.63%	0.19%	0.93%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$47,433	$23,411	$14,685	$7,963	$9,874

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.49%	0.52%	0.53%	0.53%

Interest and fee expense(3)	—	—	—	0.04%	0.03%

Total expenses	0.47%	0.49%	0.52%	0.57%	0.56%

Net investment income	1.94%	2.47%	2.87%	3.02%	3.22%

Portfolio Turnover	23%	24%	21%	24%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Missouri Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018		2017

Net asset value — Beginning of year	$9.690	$9.670	$9.270	$9.500		$9.820

Income (Loss) From Operations

Net investment income(1)	$0.191	$0.256	$0.286	$0.310		$0.334

Net realized and unrealized gain (loss)	0.071	0.032	0.401	(0.231)		(0.324)

Total income from operations	$0.262	$0.288	$0.687	$0.079		$0.010

Less Distributions

From net investment income	$(0.192)	$(0.268)	$(0.287)	$(0.309)		$(0.330)

Total distributions	$(0.192)	$(0.268)	$(0.287)	$(0.309)		$(0.330)

Net asset value — End of year	$9.760	$9.690	$9.670	$9.270		$9.500

Total Return(2)	2.72%	3.04%	7.57%	0.88%		0.17%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$52,362	$50,698	$49,542	$46,928		$47,375

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.66%	0.69%	0.71%	0.70%		0.71%

Interest and fee expense(3)	—	—	—	0.00	%(4)	0.02%

Total expenses	0.66%	0.69%	0.71%	0.70%		0.73%

Net investment income	1.97%	2.67%	3.07%	3.33%		3.52%

Portfolio Turnover	19%	17%	19%	35%		12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Missouri Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018		2017

Net asset value — Beginning of year	$10.700	$10.670	$10.230	$10.490		$10.850

Income (Loss) From Operations

Net investment income(1)	$0.131	$0.203	$0.239	$0.266		$0.290

Net realized and unrealized gain (loss)	0.070	0.043	0.441	(0.262)		(0.364)

Total income (loss) from operations	$0.201	$0.246	$0.680	$0.004		$(0.074)

Less Distributions

From net investment income	$(0.131)	$(0.216)	$(0.240)	$(0.264)		$(0.286)

Total distributions	$(0.131)	$(0.216)	$(0.240)	$(0.264)		$(0.286)

Net asset value — End of year	$10.770	$10.700	$10.670	$10.230		$10.490

Total Return(2)	1.89%	2.35%	6.75%	0.06%		(0.64)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,215	$7,210	$7,594	$8,112		$9,005

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.41%	1.44%	1.46%	1.45%		1.46%

Interest and fee expense(3)	—	—	—	0.00	%(4)	0.02%

Total expenses	1.41%	1.44%	1.46%	1.45%		1.48%

Net investment income	1.22%	1.92%	2.32%	2.59%		2.77%

Portfolio Turnover	19%	17%	19%	35%		12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Missouri Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018		2017

Net asset value — Beginning of year	$9.710	$9.680	$9.280	$9.520		$9.840

Income (Loss) From Operations

Net investment income(1)	$0.211	$0.275	$0.305	$0.328		$0.352

Net realized and unrealized gain (loss)	0.060	0.041	0.401	(0.240)		(0.322)

Total income from operations	$0.271	$0.316	$0.706	$0.088		$0.030

Less Distributions

From net investment income	$(0.211)	$(0.286)	$(0.306)	$(0.328)		$(0.350)

Total distributions	$(0.211)	$(0.286)	$(0.306)	$(0.328)		$(0.350)

Net asset value — End of year	$9.770	$9.710	$9.680	$9.280		$9.520

Total Return(2)	2.82%	3.33%	7.78%	0.97%		0.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$28,155	$23,490	$14,770	$10,616		$8,070

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.46%	0.49%	0.50%	0.50%		0.51%

Interest and fee expense(3)	—	—	—	0.00	%(4)	0.02%

Total expenses	0.46%	0.49%	0.50%	0.50%		0.53%

Net investment income	2.17%	2.86%	3.26%	3.52%		3.71%

Portfolio Turnover	19%	17%	19%	35%		12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(4)	Amount is less than 0.005%.

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	North Carolina Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.190	$9.190	$8.810	$9.110	$9.410

Income (Loss) From Operations

Net investment income(1)	$0.166	$0.207	$0.242	$0.276	$0.289

Net realized and unrealized gain (loss)	0.091	0.013	0.379	(0.301)	(0.300)

Total income (loss) from operations	$0.257	$0.220	$0.621	$(0.025)	$(0.011)

Less Distributions

From net investment income	$(0.167)	$(0.220)	$(0.241)	$(0.275)	$(0.289)

Total distributions	$(0.167)	$(0.220)	$(0.241)	$(0.275)	$(0.289)

Net asset value — End of year	$9.280	$9.190	$9.190	$8.810	$9.110

Total Return(2)	2.82%	2.44%	7.19%	(0.25)%	(0.06)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$66,171	$64,513	$62,294	$63,964	$75,159

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65%	0.67%	0.70%	0.70%	0.71%

Interest and fee expense(3)	—	—	0.04%	0.10%	0.09%

Total expenses	0.65%	0.67%	0.74%	0.80%	0.80%

Net investment income	1.79%	2.28%	2.73%	3.10%	3.19%

Portfolio Turnover	24%	21%	37%	16%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	North Carolina Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.880	$9.880	$9.480	$9.800	$10.120

Income (Loss) From Operations

Net investment income(1)	$0.105	$0.150	$0.191	$0.225	$0.238

Net realized and unrealized gain (loss)	0.100	0.014	0.397	(0.321)	(0.321)

Total income (loss) from operations	$0.205	$0.164	$0.588	$(0.096)	$(0.083)

Less Distributions

From net investment income	$(0.105)	$(0.164)	$(0.188)	$(0.224)	$(0.237)

Total distributions	$(0.105)	$(0.164)	$(0.188)	$(0.224)	$(0.237)

Net asset value — End of year	$9.980	$9.880	$9.880	$9.480	$9.800

Total Return(2)	2.09%	1.69%	6.30%	(0.97)%	(0.78)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,200	$11,741	$13,809	$17,235	$18,486

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40%	1.42%	1.45%	1.45%	1.46%

Interest and fee expense(3)	—	—	0.04%	0.10%	0.09%

Total expenses	1.40%	1.42%	1.49%	1.55%	1.55%

Net investment income	1.05%	1.53%	2.00%	2.35%	2.43%

Portfolio Turnover	24%	21%	37%	16%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	North Carolina Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.210	$9.210	$8.840	$9.130	$9.430

Income (Loss) From Operations

Net investment income(1)	$0.183	$0.226	$0.257	$0.294	$0.307

Net realized and unrealized gain (loss)	0.103	0.012	0.373	(0.290)	(0.300)

Total income from operations	$0.286	$0.238	$0.630	$0.004	$0.007

Less Distributions

From net investment income	$(0.186)	$(0.238)	$(0.260)	$(0.294)	$(0.307)

Total distributions	$(0.186)	$(0.238)	$(0.260)	$(0.294)	$(0.307)

Net asset value — End of year	$9.310	$9.210	$9.210	$8.840	$9.130

Total Return(2)	3.14%	2.64%	7.27%	0.06%	0.15%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$89,655	$64,747	$54,578	$37,475	$38,642

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45%	0.47%	0.49%	0.50%	0.51%

Interest and fee expense(3)	—	—	0.04%	0.10%	0.09%

Total expenses	0.45%	0.47%	0.53%	0.60%	0.60%

Net investment income	1.98%	2.47%	2.88%	3.30%	3.38%

Portfolio Turnover	24%	21%	37%	16%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Oregon Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.910	$8.830	$8.440	$8.710	$8.990

Income (Loss) From Operations

Net investment income(1)	$0.164	$0.216	$0.255	$0.304	$0.310

Net realized and unrealized gain (loss)	0.033	0.093	0.390	(0.271)	(0.282)

Total income from operations	$0.197	$0.309	$0.645	$0.033	$0.028

Less Distributions

From net investment income	$(0.167)	$(0.229)	$(0.255)	$(0.303)	$(0.308)

Total distributions	$(0.167)	$(0.229)	$(0.255)	$(0.303)	$(0.308)

Net asset value — End of year	$8.940	$8.910	$8.830	$8.440	$8.710

Total Return(2)	2.23%	3.57%	7.80%	0.42%	0.38%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$92,849	$83,651	$82,490	$73,750	$78,931

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65%	0.67%	0.70%	0.71%	0.70%

Interest and fee expense(3)	—	—	0.07%	0.11%	0.08%

Total expenses	0.65%	0.67%	0.77%	0.82%	0.78%

Net investment income	1.83%	2.46%	2.99%	3.58%	3.56%

Portfolio Turnover	25%	36%	36%	23%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Oregon Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.750	$9.660	$9.250	$9.540	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.107	$0.164	$0.210	$0.264	$0.268

Net realized and unrealized gain (loss)	0.042	0.104	0.409	(0.292)	(0.302)

Total income (loss) from operations	$0.149	$0.268	$0.619	$(0.028)	$(0.034)

Less Distributions

From net investment income	$(0.109)	$(0.178)	$(0.209)	$(0.262)	$(0.266)

Total distributions	$(0.109)	$(0.178)	$(0.209)	$(0.262)	$(0.266)

Net asset value — End of year	$9.790	$9.750	$9.660	$9.250	$9.540

Total Return(2)	1.54%	2.82%	6.80%	(0.27)%	(0.30)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,935	$11,102	$10,332	$10,338	$12,342

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40%	1.42%	1.45%	1.46%	1.45%

Interest and fee expense(3)	—	—	0.07%	0.11%	0.08%

Total expenses	1.40%	1.42%	1.52%	1.57%	1.53%

Net investment income	1.09%	1.71%	2.26%	2.84%	2.81%

Portfolio Turnover	25%	36%	36%	23%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Oregon Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.900	$8.820	$8.440	$8.700	$8.980

Income (Loss) From Operations

Net investment income(1)	$0.180	$0.232	$0.267	$0.321	$0.326

Net realized and unrealized gain (loss)	0.045	0.093	0.385	(0.261)	(0.281)

Total income from operations	$0.225	$0.325	$0.652	$0.060	$0.045

Less Distributions

From net investment income	$(0.185)	$(0.245)	$(0.272)	$(0.320)	$(0.325)

Total distributions	$(0.185)	$(0.245)	$(0.272)	$(0.320)	$(0.325)

Net asset value — End of year	$8.940	$8.900	$8.820	$8.440	$8.700

Total Return(2)	2.55%	3.76%	7.89%	0.74%	0.58%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$77,593	$57,461	$41,343	$23,088	$26,267

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45%	0.47%	0.49%	0.51%	0.50%

Interest and fee expense(3)	—	—	0.07%	0.11%	0.08%

Total expenses	0.45%	0.47%	0.56%	0.62%	0.58%

Net investment income	2.02%	2.65%	3.13%	3.78%	3.75%

Portfolio Turnover	25%	36%	36%	23%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	South Carolina Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.440	$9.390	$9.080	$9.330	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.172	$0.216	$0.254	$0.283	$0.286

Net realized and unrealized gain (loss)	0.071	0.058	0.318	(0.251)	(0.282)

Total income from operations	$0.243	$0.274	$0.572	$0.032	$0.004

Less Distributions

From net investment income	$(0.173)	$(0.224)	$(0.262)	$(0.282)	$(0.284)

Total distributions	$(0.173)	$(0.224)	$(0.262)	$(0.282)	$(0.284)

Net asset value — End of year	$9.510	$9.440	$9.390	$9.080	$9.330

Total Return(2)	2.59%	2.97%	6.41%	0.38%	0.11%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$90,752	$78,914	$72,517	$66,077	$67,869

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.64%	0.65%	0.69%	0.68%	0.69%

Interest and fee expense(3)	0.01%	0.04%	0.06%	0.13%	0.09%

Total expenses	0.65%	0.69%	0.75%	0.81%	0.78%

Net investment income	1.81%	2.31%	2.78%	3.11%	3.08%

Portfolio Turnover	20%	28%	19%	4%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	South Carolina Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.010	$9.960	$9.640	$9.900	$10.190

Income (Loss) From Operations

Net investment income(1)	$0.110	$0.155	$0.198	$0.228	$0.230

Net realized and unrealized gain (loss)	0.078	0.058	0.327	(0.262)	(0.292)

Total income (loss) from operations	$0.188	$0.213	$0.525	$(0.034)	$(0.062)

Less Distributions

From net investment income	$(0.108)	$(0.163)	$(0.205)	$(0.226)	$(0.228)

Total distributions	$(0.108)	$(0.163)	$(0.205)	$(0.226)	$(0.228)

Net asset value — End of year	$10.090	$10.010	$9.960	$9.640	$9.900

Total Return(2)	1.89%	2.17%	5.53%	(0.32)%	(0.57)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,030	$14,085	$17,750	$24,055	$28,743

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.39%	1.40%	1.44%	1.44%	1.44%

Interest and fee expense(3)	0.01%	0.04%	0.06%	0.13%	0.09%

Total expenses	1.40%	1.44%	1.50%	1.57%	1.53%

Net investment income	1.09%	1.57%	2.05%	2.36%	2.33%

Portfolio Turnover	20%	28%	19%	4%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	South Carolina Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.450	$9.400	$9.090	$9.340	$9.620

Income (Loss) From Operations

Net investment income(1)	$0.191	$0.234	$0.272	$0.302	$0.305

Net realized and unrealized gain (loss)	0.071	0.058	0.318	(0.252)	(0.282)

Total income from operations	$0.262	$0.292	$0.590	$0.050	$0.023

Less Distributions

From net investment income	$(0.192)	$(0.242)	$(0.280)	$(0.300)	$(0.303)

Total distributions	$(0.192)	$(0.242)	$(0.280)	$(0.300)	$(0.303)

Net asset value — End of year	$9.520	$9.450	$9.400	$9.090	$9.340

Total Return(2)	2.80%	3.17%	6.62%	0.58%	0.31%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$70,780	$56,246	$41,726	$32,924	$35,161

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.44%	0.45%	0.49%	0.49%	0.49%

Interest and fee expense(3)	0.01%	0.04%	0.06%	0.13%	0.09%

Total expenses	0.45%	0.49%	0.55%	0.62%	0.58%

Net investment income	2.01%	2.50%	2.97%	3.31%	3.28%

Portfolio Turnover	20%	28%	19%	4%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Virginia Fund — Class A

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.060	$8.030	$7.710	$8.010	$8.240

Income (Loss) From Operations

Net investment income(1)	$0.176	$0.201	$0.232	$0.260	$0.279

Net realized and unrealized gain (loss)	0.037	0.042	0.317	(0.280)	(0.229)

Total income (loss) from operations	$0.213	$0.243	$0.549	$(0.020)	$0.050

Less Distributions

From net investment income	$(0.173)	$(0.213)	$(0.229)	$(0.280)	$(0.280)

Total distributions	$(0.173)	$(0.213)	$(0.229)	$(0.280)	$(0.280)

Net asset value — End of year	$8.100	$8.060	$8.030	$7.710	$8.010

Total Return(2)	2.67%	3.09%	7.26%	(0.21)%	0.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$46,788	$48,031	$49,860	$48,335	$55,714

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.68%	0.71%	0.72%	0.70%

Interest and fee expense(3)	0.01%	0.08%	0.11%	0.09%	0.06%

Total expenses	0.68%	0.76%	0.82%	0.81%	0.76%

Net investment income	2.18%	2.53%	2.98%	3.34%	3.49%

Portfolio Turnover	33%	17%	22%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Virginia Fund — Class C

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.920	$8.900	$8.540	$8.870	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.128	$0.156	$0.193	$0.224	$0.243

Net realized and unrealized gain (loss)	0.056	0.034	0.356	(0.310)	(0.259)

Total income (loss) from operations	$0.184	$0.190	$0.549	$(0.086)	$(0.016)

Less Distributions

From net investment income	$(0.124)	$(0.170)	$(0.189)	$(0.244)	$(0.244)

Total distributions	$(0.124)	$(0.170)	$(0.189)	$(0.244)	$(0.244)

Net asset value — End of year	$8.980	$8.920	$8.900	$8.540	$8.870

Total Return(2)	2.08%	2.17%	6.53%	(0.95)%	(0.13)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,551	$4,289	$4,114	$4,819	$6,220

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.43%	1.46%	1.47%	1.45%

Interest and fee expense(3)	0.01%	0.08%	0.11%	0.09%	0.06%

Total expenses	1.43%	1.51%	1.57%	1.56%	1.51%

Net investment income	1.42%	1.77%	2.24%	2.60%	2.75%

Portfolio Turnover	33%	17%	22%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Financial Highlights — continued

	Virginia Fund — Class I

	Year Ended August 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.070	$8.050	$7.730	$8.030	$8.260

Income (Loss) From Operations

Net investment income(1)	$0.192	$0.217	$0.247	$0.276	$0.296

Net realized and unrealized gain (loss)	0.048	0.032	0.318	(0.277)	(0.230)

Total income (loss) from operations	$0.240	$0.249	$0.565	$(0.001)	$0.066

Less Distributions

From net investment income	$(0.190)	$(0.229)	$(0.245)	$(0.299)	$(0.296)

Total distributions	$(0.190)	$(0.229)	$(0.245)	$(0.299)	$(0.296)

Net asset value — End of year	$8.120	$8.070	$8.050	$7.730	$8.030

Total Return(2)	3.00%	3.17%	7.46%	0.03%	0.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$23,589	$19,401	$16,767	$12,777	$18,883

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.48%	0.50%	0.52%	0.50%

Interest and fee expense(3)	0.01%	0.08%	0.11%	0.09%	0.06%

Total expenses	0.48%	0.56%	0.61%	0.61%	0.56%

Net investment income	2.36%	2.72%	3.16%	3.54%	3.69%

Portfolio Turnover	33%	17%	22%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

77

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at August 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,099,977	$1,748,357

Interest Rate or Range of Interest Rates (%)	0.07	0.07

Collateral for Floating Rate Notes Outstanding	$4,291,795	$2,810,614

For the year ended August 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$3,100,000	$2,517,274

Average Interest Rate	0.55%	0.38%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

78

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2021 and August 31, 2020 was as follows:

	Year Ended August 31, 2021
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,031,626	$1,465,250	$1,710,555	$2,834,655

Ordinary income	$45,692	$45,406	$9,371	$56,564

		Year Ended August 31, 2021
		Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income		$3,225,019	$2,917,539	$1,553,602

Ordinary income		$93,431	$69,597	$24,213

	Year Ended August 31, 2020
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,125,348	$1,478,603	$2,064,812	$3,225,832

Ordinary income	$—	$17,223	$1,053	$29,771

79

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

	Year Ended August 31, 2020
	Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income	$3,579,275	$3,301,252	$1,873,773

Ordinary income	$5,804	$4,476	$4,640

As of August 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$1,023	$1,582	$15,422	$73,526

Deferred capital losses	(2,902,780)	(2,584,894)	(1,017,561)	(5,855,112)

Net unrealized appreciation	7,090,592	4,907,544	6,741,421	10,697,438

Distributions payable	(45,646)	(27,440)	(15,644)	(74,058)

Distributable earnings	$4,143,189	$2,296,792	$5,723,638	$4,841,794

		Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income		$17,881	$27,722	$16,388

Deferred capital losses		(11,087,677)	(5,294,674)	(5,365,656)

Net unrealized appreciation		11,390,164	9,110,202	5,942,472

Distributions payable		(18,908)	(27,855)	(16,614)

Distributable earnings		$301,460	$3,815,395	$576,590

At August 31, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Deferred capital losses:

Short-term	$1,796,267	$684,237	$1,017,561	$3,854,412

Long-term	$1,106,513	$1,900,657	$—	$2,000,700

		Oregon Fund	South Carolina Fund	Virginia Fund

Deferred capital losses:

Short-term		$4,935,157	$5,294,674	$2,701,204

Long-term		$6,152,520	$—	$2,664,452

80

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2021, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$121,118,154	$90,623,788	$78,619,159	$143,128,994

Gross unrealized appreciation	$7,121,679	$4,930,634	$6,753,472	$10,766,531

Gross unrealized depreciation	(31,087)	(23,090)	(12,051)	(69,093)

Net unrealized appreciation	$7,090,592	$4,907,544	$6,741,421	$10,697,438

		Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost		$161,715,012	$143,716,313	$69,030,778

Gross unrealized appreciation		$11,451,170	$9,139,184	$5,958,604

Gross unrealized depreciation		(61,006)	(28,982)	(16,132)

Net unrealized appreciation		$11,390,164	$9,110,202	$5,942,472

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to each Fund’s New Agreement (and each Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.100%	1.00%

$20 million but less than $40 million	0.200	2.00

$40 million but less than $500 million	0.300	3.00

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the year ended August 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$361,959	$240,694	$255,259	$506,731

Effective Annual Rate	0.31%	0.28%	0.29%	0.33%

81

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$580,421	$532,300	$205,036

Effective Annual Rate	0.33%	0.33%	0.28%

Eaton Vance Management (EVM), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares from March 1, 2021 through August, 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2021 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$141	$810	$620	$2,623

EVD’s Class A Sales Charges	$8,516	$7,629	$14,935	$8,452

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$—	$3,281	$750	$—

		Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees		$190	$489	$1,393

EVD’s Class A Sales Charges		$18,719	$11,809	$4,521

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges		$—	$4,705	$—

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2021 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$95,032	$86,330	$103,962	$131,177

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees		$180,233	$170,890	$94,475

82

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$39,304	$52,447	$55,361	$77,146

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees		$77,593	$88,386	$33,785

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2021 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$10,481	$13,986	$14,763	$20,572

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees		$20,692	$23,570	$9,009

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$5,000	$—	$—	$—

Class C	$—	$1,000	$100	$100

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A		$7,000	$29,000	$—

Class C		$2,000	$1,000	$100

83

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2021 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$52,499,765	$45,960,464	$18,727,390	$51,383,133

Sales	$20,903,050	$18,047,749	$15,937,543	$34,454,740

		Oregon Fund	South Carolina Fund	Virginia Fund

Purchases		$66,789,413	$43,595,287	$30,525,991

Sales		$39,159,903	$29,940,132	$24,131,447

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	951,392	112,506	4,055,746

Issued to shareholders electing to receive payments of distributions in Fund shares	76,816	4,962	88,082

Redemptions	(728,266)	(108,745)	(928,783)

Converted from Class C shares	51,589	—	—

Converted to Class A shares	—	(48,222)	—

Net increase (decrease)	351,531	(39,499)	3,215,045

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	667,363	113,833	2,217,513

Issued to shareholders electing to receive payments of distributions in Fund shares	93,183	7,902	72,336

Redemptions	(558,743)	(150,183)	(1,402,147)

Converted from Class C shares	26,147	—	—

Converted to Class A shares	—	(24,447)	—

Net increase (decrease)	227,950	(52,895)	887,702

84

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

Maryland Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	906,639	104,665	3,076,509

Issued to shareholders electing to receive payments of distributions in Fund shares	62,413	6,639	61,997

Redemptions	(427,516)	(213,929)	(580,558)

Converted from Class C shares	229,487	—	—

Converted to Class A shares	—	(210,406)	—

Net increase (decrease)	771,023	(313,031)	2,557,948

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	420,150	101,423	1,190,638

Issued to shareholders electing to receive payments of distributions in Fund shares	71,495	13,040	44,731

Redemptions	(497,403)	(223,114)	(257,867)

Converted from Class C shares	91,248	—	—

Converted to Class A shares	—	(83,657)	—

Net increase (decrease)	85,490	(192,308)	977,502

Missouri Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	698,955	108,010	1,209,782

Issued to shareholders electing to receive payments of distributions in Fund shares	94,124	7,147	54,365

Redemptions	(714,157)	(66,343)	(802,317)

Converted from Class C shares	58,080	—	—

Converted to Class A shares	—	(52,629)	—

Net increase (decrease)	137,002	(3,815)	461,830

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	696,296	156,889	1,559,266

Issued to shareholders electing to receive payments of distributions in Fund shares	131,790	11,680	48,487

Redemptions	(785,441)	(151,055)	(714,139)

Converted from Class C shares	61,344	—	—

Converted to Class A shares	—	(55,578)	—

Net increase (decrease)	103,989	(38,064)	893,614

85

Eaton Vance

Municipal Income Funds

August 31, 2021

Notes to Financial Statements — continued

North Carolina Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	605,858	178,328	3,917,908

Issued to shareholders electing to receive payments of distributions in Fund shares	113,839	10,441	87,764

Redemptions	(840,577)	(241,652)	(1,399,821)

Converted from Class C shares	229,553	—	—

Converted to Class A shares	—	(213,390)	—

Net increase (decrease)	108,673	(266,273)	2,605,851

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	970,466	157,985	2,326,609

Issued to shareholders electing to receive payments of distributions in Fund shares	146,827	20,531	95,447

Redemptions	(1,064,606)	(212,355)	(1,318,660)

Converted from Class C shares	188,598	—	—

Converted to Class A shares	—	(175,317)	—

Net increase (decrease)	241,285	(209,156)	1,103,396

Oregon Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	2,196,774	181,060	5,887,422

Issued to shareholders electing to receive payments of distributions in Fund shares	175,136	11,097	158,277

Redemptions	(1,556,193)	(154,894)	(3,817,392)

Converted from Class C shares	176,167	—	—

Converted to Class A shares	—	(160,918)	—

Net increase (decrease)	991,884	(123,655)	2,228,307

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,568,270	344,282	3,395,479

Issued to shareholders electing to receive payments of distributions in Fund shares	222,529	18,978	127,337

Redemptions	(1,846,192)	(202,756)	(1,755,436)

Converted from Class C shares	100,106	—	—

Converted to Class A shares	—	(91,432)	—

Net increase	44,713	69,072	1,767,380

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August 31, 2021

Notes to Financial Statements — continued

South Carolina Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	1,830,452	227,414	3,238,384

Issued to shareholders electing to receive payments of distributions in Fund shares	149,719	10,632	112,168

Redemptions	(1,066,129)	(298,618)	(1,867,427)

Converted from Class C shares	268,114	—	—

Converted to Class A shares	—	(252,858)	—

Net increase (decrease)	1,182,156	(313,430)	1,483,125

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	1,376,608	382,488	2,537,731

Issued to shareholders electing to receive payments of distributions in Fund shares	176,537	22,180	105,439

Redemptions	(1,199,088)	(509,009)	(1,127,020)

Converted from Class C shares	286,699	—	—

Converted to Class A shares	—	(270,371)	—

Net increase (decrease)	640,756	(374,712)	1,516,150

Virginia Fund
	Year Ended August 31, 2021
	Class A	Class C	Class I

Sales	633,785	86,678	903,123

Issued to shareholders electing to receive payments of distributions in Fund shares	107,621	6,423	51,598

Redemptions	(960,352)	(39,403)	(453,378)

Converted from Class C shares	30,286	—	—

Converted to Class A shares	—	(27,345)	—

Net increase (decrease)	(188,660)	26,353	501,343

	Year Ended August 31, 2020
	Class A	Class C	Class I

Sales	403,372	163,048	834,435

Issued to shareholders electing to receive payments of distributions in Fund shares	131,023	8,496	53,182

Redemptions	(848,936)	(89,373)	(566,855)

Converted from Class C shares	70,782	—	—

Converted to Class A shares	—	(63,871)	—

Net increase (decrease)	(243,759)	18,300	320,762

87

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August 31, 2021

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$127,444,933	$—	$127,444,933

Taxable Municipal Obligations	—	763,813	—	763,813

Total Investments	$—	$128,208,746	$—	$128,208,746

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$91,492,843	$—	$91,492,843

Taxable Municipal Obligations	—	4,038,489	—	4,038,489

Total Investments	$—	$95,531,332	$—	$95,531,332

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$85,360,580	$—	$85,360,580

Total Investments	$—	$85,360,580	$—	$85,360,580

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Notes to Financial Statements — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$742,900	$—	$742,900

Tax-Exempt Municipal Obligations	—	152,876,196	—	152,876,196

Taxable Municipal Obligations	—	207,336	—	207,336

Total Investments	$—	$153,826,432	$—	$153,826,432

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$169,599,306	$—	$169,599,306

Taxable Municipal Obligations	—	3,505,870	—	3,505,870

Total Investments	$—	$173,105,176	$—	$173,105,176

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$153,383,237	$—	$153,383,237

Taxable Municipal Obligations	—	2,543,255	—	2,543,255

Total Investments	$—	$155,926,492	$—	$155,926,492

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$75,290,516	$—	$75,290,516

Taxable Municipal Obligations	—	1,431,091	—	1,431,091

Total Investments	$—	$76,721,607	$—	$76,721,607

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

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August 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 19, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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August 31, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2021, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	97.80%

Maryland Municipal Income Fund	96.99%

Missouri Municipal Income Fund	99.46%

North Carolina Municipal Income Fund	98.04%

Oregon Municipal Income Fund	97.18%

South Carolina Municipal Income Fund	97.67%

Virginia Municipal Income Fund	98.47%

91

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August 31, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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August 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial

Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

96

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2020 and August 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$37,350	$37,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,822	$8,172
All Other Fees(3)	$0	$0

Total	$45,172	$45,522

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$36,550	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,715	$7,715
All Other Fees(3)	$0	$0

Total	$44,265	$44,765

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$36,800	$36,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,132	$6,932
All Other Fees(3)	$0	$0

Total	$44,932	$43,882

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$37,675	$37,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,904	$8,054
All Other Fees(3)	$0	$0

Total	$46,579	$45,554

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$37,475	$37,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,094	$7,444
All Other Fees(3)	$0	$0

Total	$44,569	$44,744

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$37,050	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,704	$8,054
All Other Fees(3)	$0	$0

Total	$44,754	$45,104

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/20	8/31/21
Audit Fees	$37,400	$36,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,932	$7,282
All Other Fees(3)	$0	$0

Total	$44,332	$43,632

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/19	7/31/20	8/31/20	9/30/20	7/31/21	8/31/21
Audit Fees	$295,750	$278,575	$260,300	$294,675	$253,000	$259,550
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$64,533	$41,903	$54,303	$57,408	$43,653	$53,653
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$360,283	$320,478	$314,603	$352,083	$296,653	$313,203

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/19	7/31/20	8/31/20	9/30/20	7/31/21	8/31/21
Registrant(1)	$64,533	$41,903	$54,303	$57,408	$43,653	$53,653
Eaton Vance(2)	$59,903	$51,800	$51,800	$51,800	$150,300	$150,300

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 25, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: October 25, 2021